As filed with the Securities and Exchange Commission on March 7, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

TRANSAMERICA ETF TRUST

ANNUAL REPORT

DECEMBER 31, 2017

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica ETF Trust	Annual Report 2017

Dear Shareholder,

On behalf of the DeltaShares by Transamerica, we would like to thank you for your support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you to show the investments of your Exchange Traded Fund(s) (“ETFs”). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your ETFs from their inception on July 31, 2017 through December 31, 2017.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. Economic measures improved in 2017 with gross domestic product growth rising to annualized rates of over 3% in both the second and third quarters. This growth occurred amidst declining unemployment which fell to just over 4%, its lowest level in more than fifteen years, as more than 2 million jobs were added to the economy. Retail sales and consumer spending also improved and in aggregate, the year finished with a continued upward trend in the broader economy.

The U.S. Federal Reserve (“Fed”) raised short term rates three times throughout the year, taking the Fed Funds Rate to a target range of 1.25%—1.50%. However, the 10-year Treasury yield actually declined slightly, finishing 2017 at 2.41%. As a result, the 2-year to 10-year Treasury yield spread finished the year at just 0.52%, its narrowest margin in more than ten years.

Equity markets entered 2017 with positive momentum as optimism regarding new economic legislation and deregulation fueled a rise in stocks and higher yields for bonds through the first three months of the year. When it appeared evident that the new administration’s economic agenda was having difficulty in Congress, Treasury yields fell and stocks wavered during April 2017 and May 2017, though they remained above beginning of the year levels.

Following some volatility in the summer months, stocks performed well throughout the second half of the year as corporate earnings displayed their strongest improvement in more than five years, with S&P 500® companies achieving double-digit growth rates in 2017. This strong earnings growth was also accompanied by declining credit spreads, as seen in high yield bonds, which experienced their tightest comparisons to Treasury yields in more than three years. In the month of December 2017, Congress passed the Tax Cuts and Jobs Act (i.e., tax reform) which includes lower personal and corporate tax rates as well as a reduced rate on repatriated corporate cash currently held overseas. This legislation, most of the provisions of which became effective on January 1, 2018 was well received by the market as stocks moved higher and credit spreads tightened to close out the year. By year end, markets had risen toward all-time highs in the Dow, S&P 500® and NASDAQ.

For the 12-month period ending December 31, 2017, the S&P 500® returned 21.83% while the MSCI EAFE Index, representing international developed market equities, gained 25.62%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.54%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica ETF Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica ETF Trust

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica ETF Trust. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica ETF Trust. The performance data presented represents past performance, future results may vary. You cannot invest directly in an index.

DeltaShares® S&P 400 Managed Risk ETF

(unaudited)

MARKET ENVIRONMENT

For US investors, 2017 was a good year to have invested in foreign equities, which generated gains not only from their price appreciation, but also from the decline in the value of the U.S. dollar, relative to the underlying currencies. The MSCI World Ex-US Index was up 24.81% in 2017.

Nonetheless, 2017 was a strong year for domestic equities as well, with the S&P 500® generating a 21.83% return, the S&P MidCap 400® generating a 16.23% return, and the S&P SmallCap 600® generating a 13.15% return. To put this into context, the S&P 500® returned nearly double its historical average calendar year return with less than half its average volatility and lowest ever drawdown. Investors would have to look all the way back to 1964 to find a better return per unit of risk. Risk adjusted returns, as defined by the Sharpe Ratio, were high in the fixed income space as well, where the Bloomberg Barclays US Aggregate Bond Index returned 3.54% in 2017, higher than both of the previous two years, and achieved a 1.64 Sharpe Ratio, or almost twice the ratio of the last 15 years. The Sharpe Ratio is a measure of the excess return (return over cash) per unit of risk (standard deviation) in an investment strategy.

S&P 500® earnings per share increased 10.20% in 2017 and nominal U.S. gross domestic product grew 4.1% through the first three quarters of the year, both at the higher end of near-term ranges. The 10-year moving average price-earnings ratio of the S&P 500® finished 2017 at 28.66, or 18.13% higher than it was at the beginning of the year. By this metric, the price of earnings is now at a level not seen since 2002 and well above its level in 2007 just prior to the financial crisis. Considering current valuations, the flatness of the yield curve, and 2017’s above average risk-adjusted returns, markets may be hard-pressed to generate similar returns in 2018. This is not to suggest the market is on the brink of a sell-off or that volatility is likely to spike, but as the stock market becomes more sensitive to earnings, it may also grow more volatile, making risk management more valuable in the months ahead.

PERFORMANCE OVERVIEW

For the period from inception (July 31, 2017) through December 31, 2017, the DeltaShares® S&P 400 Managed Risk ETF (NAV) returned 8.42%. By comparison, the Underlying Index and the S&P MidCap 400® Index both returned 8.62%.

The Fund’s performance reflects annual operating expenses of the Fund, including management fees, brokerage expenses, and other fees and expenses. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the period, the Fund utilized derivatives. These positions added to performance.

STRATEGY REVIEW

The DeltaShares® S&P 400 Managed Risk ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the S&P 400® Managed Risk 2.0 Index (the “Underlying Index”).

The Fund seeks to achieve this investment objective by holding a portfolio of securities that are included in the Underlying Index, including common stocks, U.S. Treasury bonds, and/or cash. The Underlying Index is designed to simulate, through a rules-based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P MidCap 400® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The Fund may also use derivatives in an effort to gain exposure to underlying securities and markets in a more efficient manner or optimize the execution processes and costs for portfolio transitions. Under normal circumstances, the Fund uses a replication strategy and generally expects to invest in substantially all of the securities in the Underlying Index.

Blake Graves, CFA, FRM

Louis Ng, FRM

Charles Lowery, CFA

Co-Portfolio Managers

Milliman Financial Risk Management LLC

Asset Allocation	Percentage of Net Assets
Common Stocks	99.2%
Securities Lending Collateral	3.6
Net Other Assets (Liabilities) ^	(2.8)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

(unaudited)

Performance as of December 31, 2017
	Average Annual Total Returns								Cumulative Total Returns
	NAV		Market		S&P Midcap 400® Index (A)		S&P 400® Managed Risk 2.0 Index (A)(B)(C)(D)		NAV		Market		S&P Midcap 400® Index (A)		S&P 400® Managed Risk 2.0 Index (A)(B)(C)(D)		Inception Date
10 Years or Since Inception	8.42	%(E)	8.47	%(E)	8.62	%(E)	8.62	%(E)	8.42	%(E)	8.47	%(E)	8.62	%(E)	8.62	%(E)	07/31/2017

(A) The S&P MidCap 400® Index is a market-capitalization weighted index of 400 mid-size U.S. companies with common stock listed on the NYSE or NASDAQ.

(B) The S&P MidCap 400® Managed Risk 2.0 Index is comprised of weightings amongst the S&P MidCap 400® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The S&P MidCap 400® Managed Risk 2.0 Index rebalances on a daily basis.

(C) The S&P U.S. Treasury Bond Current 5-Year Index is a one-security index comprising the most recently issued 5-year U.S. Treasury note or bond.

(D) The S&P U.S. Treasury Bill 0-3 Month Index is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months.

(E) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. You cannot invest directly in an index.

The performance data presented represents past performance, future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. The Fund’s investment return and net asset value will fluctuate. Past performance does not guarantee future results. Investors’ shares when sold may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.deltashares.com for performance data current to the most recent month end. Fund performance is net of investment fees and Fund expenses.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Fund shares are bought and sold at Market Price, not Net Asset Value (“NAV”), and are not individually redeemed from the fund. Net Asset Value is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in the portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

Exchange-Traded Funds (ETFs) are subject to market risk, including the loss of principal. Because fund shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Shares of DeltaShares® ETFs may be bought and sold throughout the day on the exchange through any brokerage account. Buying and selling shares of ETFs will result in brokerage commissions. Diversification and asset allocation may not protect against market risk or loss of principal. Investing involves risk, including the possible loss of principal. There is no guarantee the investment objective will be achieved. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. The principal risks include risks related to: Equity securities, index tracking, leveraging, derivatives such as futures, forwards, swaps, options, and investing in underlying exchange-traded funds. The use of derivatives may produce disproportionate gains or losses, may increase costs, and amplify risks.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	3,238	$ 394,550
Esterline Technologies Corp. (A)	1,936	144,619
Huntington Ingalls Industries, Inc.	3,332	785,353
KLX, Inc. (A)	3,773	257,507
Orbital ATK, Inc.	4,233	556,640
Teledyne Technologies, Inc. (A)	2,600	470,990

		2,609,659

Airlines - 0.4%
JetBlue Airways Corp. (A)	23,527	525,593

Auto Components - 1.0%
Cooper Tire & Rubber Co.	3,762	132,987
Dana, Inc.	10,630	340,266
Delphi Technologies PLC (A)	6,526	342,419
Gentex Corp.	20,831	436,410

		1,252,082

Automobiles - 0.4%
Thor Industries, Inc.	3,596	541,989

Banks - 8.4%
Associated Banc-Corp.	11,091	281,711
BancorpSouth Bank	6,164	193,858
Bank of Hawaii Corp.	3,117	267,127
Bank of the Ozarks, Inc.	8,910	431,689
Cathay General Bancorp	5,574	235,056
Chemical Financial Corp.	5,222	279,220
Commerce Bancshares, Inc.	6,890	384,738
Cullen / Frost Bankers, Inc.	4,217	399,139
East West Bancorp, Inc.	10,606	645,163
First Horizon National Corp.	23,816	476,082
FNB Corp.	23,716	327,755
Fulton Financial Corp.	12,849	229,997
Hancock Holding Co.	6,250	309,375
Home BancShares, Inc.	11,599	269,677
International Bancshares Corp.	3,975	157,807
MB Financial, Inc.	6,151	273,843
PacWest Bancorp	9,460	476,784
Pinnacle Financial Partners, Inc.	5,412	358,816
Prosperity Bancshares, Inc.	5,099	357,287
Signature Bank (A)	3,939	540,667
Sterling Bancorp	16,488	405,605
SVB Financial Group (A)	3,870	904,690
Synovus Financial Corp.	8,773	420,578
TCF Financial Corp.	12,615	258,607
Texas Capital Bancshares, Inc. (A)	3,641	323,685
Trustmark Corp.	4,970	158,344
UMB Financial Corp.	3,220	231,582
Umpqua Holdings Corp.	16,158	336,086
United Bankshares, Inc.	7,704	267,714
Valley National Bancorp	19,385	217,500
Webster Financial Corp.	6,756	379,417
Wintrust Financial Corp.	4,103	337,964

		11,137,563

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	636	121,540

Biotechnology - 0.7%
Bioverativ, Inc. (A)	7,936	427,909
United Therapeutics Corp. (A)	3,171	469,150

		897,059

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.4%
Lennox International, Inc.	2,759	$ 574,589

Capital Markets - 3.6%
Eaton Vance Corp.	8,664	488,563
FactSet Research Systems, Inc. (B)	2,870	553,221
Federated Investors, Inc., Class B	6,959	251,081
Interactive Brokers Group, Inc., Class A	5,244	310,497
Janus Henderson Group PLC	13,235	506,371
Legg Mason, Inc.	6,274	263,383
MarketAxess Holdings, Inc.	2,758	556,427
MSCI, Inc.	6,608	836,176
SEI Investments Co.	9,590	689,137
Stifel Financial Corp.	5,024	299,229

		4,754,085

Chemicals - 2.9%
Ashland Global Holdings, Inc.	4,560	324,672
Cabot Corp.	4,545	279,927
Chemours Co.	13,586	680,115
Minerals Technologies, Inc.	2,595	178,666
NewMarket Corp.	678	269,430
Olin Corp.	12,199	434,040
PolyOne Corp.	5,929	257,911
RPM International, Inc.	9,798	513,611
Scotts Miracle-Gro Co.	3,000	320,970
Sensient Technologies Corp.	3,190	233,349
Valvoline, Inc.	14,867	372,567

		3,865,258

Commercial Services & Supplies - 1.8%
Brink’s Co.	3,704	291,505
Clean Harbors, Inc. (A)	3,801	206,014
Copart, Inc. (A)	14,756	637,312
Deluxe Corp.	3,531	271,322
Herman Miller, Inc.	4,386	175,659
HNI Corp.	3,186	122,884
MSA Safety, Inc.	2,484	192,560
Pitney Bowes, Inc.	13,701	153,177
Rollins, Inc.	7,037	327,431

		2,377,864

Communications Equipment - 1.0%
ARRIS International PLC (A)	12,951	332,711
Ciena Corp. (A)	10,469	219,116
InterDigital, Inc.	2,547	193,954
NetScout Systems, Inc. (A)	6,394	194,698
Plantronics, Inc.	2,426	122,222
ViaSat, Inc. (A) (B)	3,974	297,454

		1,360,155

Construction & Engineering - 1.3%
AECOM (A)	11,565	429,640
Dycom Industries, Inc. (A)	2,270	252,946
EMCOR Group, Inc.	4,315	352,751
Granite Construction, Inc.	2,924	185,469
KBR, Inc.	10,278	203,813
Valmont Industries, Inc.	1,659	275,145

		1,699,764

Construction Materials - 0.3%
Eagle Materials, Inc.	3,568	404,254

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.3%
SLM Corp. (A)	31,689	$ 358,086

Containers & Packaging - 1.2%
AptarGroup, Inc.	4,571	394,386
Bemis Co., Inc.	6,663	318,425
Greif, Inc., Class A	1,896	114,860
Owens-Illinois, Inc. (A)	11,959	265,131
Silgan Holdings, Inc.	5,426	159,470
Sonoco Products Co.	7,293	387,550

		1,639,822

Distributors - 0.3%
Pool Corp.	2,947	382,079

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (A)	4,451	187,164
Graham Holdings Co., Class B	339	189,281
Service Corp. International	13,755	513,337
Sotheby’s (A)	2,735	141,126

		1,030,908

Electric Utilities - 1.8%
Great Plains Energy, Inc.	15,823	510,133
Hawaiian Electric Industries, Inc.	7,982	288,549
IDACORP, Inc.	3,697	337,758
OGE Energy Corp.	14,653	482,230
PNM Resources, Inc.	5,844	236,390
Westar Energy, Inc.	10,422	550,282

		2,405,342

Electrical Equipment - 0.8%
EnerSys	3,091	215,226
Hubbell, Inc.	4,014	543,255
Regal Beloit Corp.	3,251	249,027

		1,007,508

Electronic Equipment, Instruments & Components - 5.1%
Arrow Electronics, Inc. (A)	6,455	519,047
Avnet, Inc.	8,873	351,548
Belden, Inc.	3,094	238,764
Cognex Corp.	12,706	777,099
Coherent, Inc. (A)	1,807	509,971
IPG Photonics Corp. (A)	2,754	589,714
Jabil, Inc.	12,961	340,226
Keysight Technologies, Inc. (A)	13,601	565,802
Knowles Corp. (A)	6,561	96,184
Littelfuse, Inc.	1,667	329,766
National Instruments Corp.	7,866	327,462
SYNNEX Corp.	2,141	291,069
Tech Data Corp. (A)	2,547	249,530
Trimble, Inc. (A)	18,472	750,702
VeriFone Systems, Inc. (A)	8,233	145,806
Vishay Intertechnology, Inc.	9,676	200,777
Zebra Technologies Corp., Class A (A)	3,903	405,131

		6,688,598

Energy Equipment & Services - 1.5%
Core Laboratories NV (B)	3,236	354,504
Diamond Offshore Drilling, Inc. (A)	4,732	87,968
Dril-Quip, Inc., Class A (A)	2,778	132,511
Ensco PLC, Class A	31,992	189,073
Nabors Industries, Ltd.	23,303	159,159
Oceaneering International, Inc.	7,210	152,419

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	16,321	$ 375,546
Rowan Cos. PLC, Class A (A)	8,336	130,542
Superior Energy Services, Inc. (A)	11,232	108,164
Transocean, Ltd. (A) (B)	28,702	306,537

		1,996,423

Equity Real Estate Investment Trusts - 8.7%
Alexander & Baldwin, Inc.	3,392	94,094
American Campus Communities, Inc.	10,010	410,710
Camden Property Trust	6,799	625,916
CoreCivic, Inc.	8,673	195,143
CoreSite Realty Corp.	2,509	285,775
Corporate Office Properties Trust	7,309	213,423
Cousins Properties, Inc.	30,816	285,048
CyrusOne, Inc.	6,698	398,732
DCT Industrial Trust, Inc.	6,833	401,644
Douglas Emmett, Inc.	11,692	480,074
Education Realty Trust, Inc.	5,558	194,085
EPR Properties	4,702	307,793
First Industrial Realty Trust, Inc.	8,793	276,716
Geo Group, Inc.	9,101	214,784
Healthcare Realty Trust, Inc.	9,164	294,348
Highwoods Properties, Inc.	7,576	385,694
Hospitality Properties Trust	12,059	359,961
JBG SMITH Properties	6,851	237,935
Kilroy Realty Corp.	7,219	538,898
Lamar Advertising Co., Class A	6,164	457,615
LaSalle Hotel Properties	8,307	233,177
Liberty Property Trust	10,817	465,239
Life Storage, Inc.	3,415	304,174
Mack-Cali Realty Corp.	6,592	142,124
Medical Properties Trust, Inc.	26,719	368,188
National Retail Properties, Inc.	11,157	481,201
Omega Healthcare Investors, Inc.	14,533	400,239
Potlatch Corp.	2,980	148,702
Quality Care Properties, Inc. (A)	6,883	95,054
Rayonier, Inc.	9,460	299,220
Sabra Health Care REIT, Inc.	13,077	245,455
Senior Housing Properties Trust	17,436	333,899
Tanger Factory Outlet Centers, Inc. (B)	6,936	183,873
Taubman Centers, Inc.	4,455	291,491
Uniti Group, Inc. (B)	12,101	215,277
Urban Edge Properties	7,766	197,955
Washington Prime Group, Inc.	13,630	97,046
Weingarten Realty Investors	8,763	288,040

		11,448,742

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,806	314,103
Sprouts Farmers Market, Inc. (A)	9,080	221,098
United Natural Foods, Inc. (A)	3,729	183,728

		718,929

Food Products - 2.5%
Dean Foods Co.	6,682	77,244
Flowers Foods, Inc.	13,534	261,342
Hain Celestial Group, Inc. (A)	7,616	322,842
Ingredion, Inc.	5,273	737,165
Lamb Weston Holdings, Inc.	10,725	605,426
Lancaster Colony Corp.	1,430	184,770

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Post Holdings, Inc. (A)	4,851	$ 384,345
Sanderson Farms, Inc.	1,468	203,729
Snyder’s-Lance, Inc.	6,293	315,154
Tootsie Roll Industries, Inc. (B)	1,396	50,814
TreeHouse Foods, Inc. (A)	4,198	207,633

		3,350,464

Gas Utilities - 2.1%
Atmos Energy Corp.	8,131	698,371
National Fuel Gas Co. (B)	6,279	344,780
New Jersey Resources Corp.	6,374	256,235
ONE Gas, Inc.	3,835	280,952
Southwest Gas Holdings, Inc.	3,502	281,841
UGI Corp.	12,705	596,500
WGL Holdings, Inc.	3,768	323,445

		2,782,124

Health Care Equipment & Supplies - 3.1%
ABIOMED, Inc. (A)	3,082	577,598
Globus Medical, Inc., Class A (A)	5,319	218,611
Halyard Health, Inc. (A)	3,433	158,536
Hill-Rom Holdings, Inc.	4,829	407,036
LivaNova PLC (A)	3,181	254,226
Masimo Corp. (A)	3,488	295,782
NuVasive, Inc. (A)	3,740	218,753
STERIS PLC	6,241	545,900
Teleflex, Inc.	3,305	822,350
West Pharmaceutical Services, Inc.	5,448	537,554

		4,036,346

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (A) (B)	5,993	195,551
Encompass Health Corp.	7,244	357,926
LifePoint Health, Inc. (A)	2,892	144,022
MEDNAX, Inc. (A)	6,872	367,240
Molina Healthcare, Inc. (A)	3,226	247,370
Owens & Minor, Inc.	4,494	84,847
Tenet Healthcare Corp. (A)	5,925	89,823
WellCare Health Plans, Inc. (A)	3,267	657,026

		2,143,805

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	13,257	192,889
Medidata Solutions, Inc. (A)	4,289	271,794

		464,683

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	3,396	131,901
Buffalo Wild Wings, Inc. (A)	1,138	177,926
Cheesecake Factory, Inc. (B)	3,124	150,514
Churchill Downs, Inc.	951	221,298
Cracker Barrel Old Country Store, Inc.	1,761	279,805
Domino’s Pizza, Inc.	3,209	606,373
Dunkin’ Brands Group, Inc.	6,627	427,243
ILG, Inc.	7,737	220,350
International Speedway Corp., Class A	1,794	71,491
Jack in the Box, Inc.	2,159	211,819
Papa John’s International, Inc.	1,877	105,318
Six Flags Entertainment Corp.	5,717	380,581
Texas Roadhouse, Inc.	4,800	252,864
Wendy’s Co.	13,328	218,846

		3,456,329

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.1%
CalAtlantic Group, Inc.	5,586	$ 314,995
Helen of Troy, Ltd. (A)	2,001	192,796
KB Home	6,176	197,323
NVR, Inc. (A)	255	894,596
Tempur Sealy International, Inc. (A)	3,379	211,829
Toll Brothers, Inc.	10,799	518,568
TRI Pointe Group, Inc. (A)	11,038	197,801
Tupperware Brands Corp.	3,734	234,122

		2,762,030

Household Products - 0.2%
Energizer Holdings, Inc.	4,457	213,847

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,549	516,994

Insurance - 4.4%
Alleghany Corp. (A)	1,133	675,370
American Financial Group, Inc.	5,043	547,367
Aspen Insurance Holdings, Ltd.	4,359	176,975
Brown & Brown, Inc.	8,490	436,896
CNO Financial Group, Inc.	12,309	303,909
First American Financial Corp.	8,124	455,269
Genworth Financial, Inc., Class A (A)	36,624	113,901
Hanover Insurance Group, Inc.	3,110	336,129
Kemper Corp.	3,586	247,075
Mercury General Corp.	2,680	143,219
Old Republic International Corp.	18,001	384,861
Primerica, Inc.	3,247	329,733
Reinsurance Group of America, Inc.	4,726	736,925
RenaissanceRe Holdings, Ltd.	2,937	368,858
WR Berkley Corp.	7,060	505,849

		5,762,336

Internet Software & Services - 0.7%
Cars.com, Inc. (A) (B)	5,251	151,439
j2 Global, Inc.	3,552	266,507
LogMeIn, Inc.	3,865	442,542

		860,488

IT Services - 3.5%
Acxiom Corp. (A)	5,812	160,179
Broadridge Financial Solutions, Inc.	8,552	774,640
Convergys Corp.	6,781	159,354
CoreLogic, Inc. (A)	6,044	279,293
DST Systems, Inc.	4,419	274,287
Jack Henry & Associates, Inc.	5,667	662,812
Leidos Holdings, Inc.	10,434	673,723
MAXIMUS, Inc.	4,779	342,081
Sabre Corp.	15,303	313,712
Science Applications International Corp.	3,173	242,957
Teradata Corp. (A)	8,878	341,448
WEX, Inc. (A)	2,928	413,521

		4,638,007

Leisure Products - 0.7%
Brunswick Corp.	6,434	355,286
Polaris Industries, Inc. (B)	4,268	529,189

		884,475

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A (A)	1,483	353,948
Bio-Techne Corp.	2,749	356,133

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (A)	3,475	$ 380,339
INC Research Holdings, Inc., Class A (A)	4,134	180,242

		1,270,662

Machinery - 5.2%
AGCO Corp.	4,838	345,578
Crane Co.	3,701	330,203
Donaldson Co., Inc.	9,532	466,591
Graco, Inc.	12,355	558,693
IDEX Corp.	5,606	739,824
ITT, Inc.	6,457	344,610
Kennametal, Inc.	5,947	287,894
Lincoln Electric Holdings, Inc.	4,535	415,315
Nordson Corp.	3,725	545,340
Oshkosh Corp.	5,515	501,258
Terex Corp.	5,862	282,666
Timken Co.	5,012	246,340
Toro Co.	7,907	515,774
Trinity Industries, Inc.	11,137	417,192
Wabtec Corp. (B)	6,269	510,485
Woodward, Inc.	4,044	309,528

		6,817,291

Marine - 0.2%
Kirby Corp. (A)	3,942	263,326

Media - 1.5%
AMC Networks, Inc., Class A (A)	3,696	199,880
Cable One, Inc.	344	241,952
Cinemark Holdings, Inc.	7,777	270,795
John Wiley & Sons, Inc., Class A	3,270	215,002
Live Nation Entertainment, Inc. (A)	9,831	418,506
Meredith Corp.	2,902	191,677
New York Times Co., Class A	9,237	170,885
TEGNA, Inc.	15,784	222,239

		1,930,936

Metals & Mining - 2.2%
Allegheny Technologies, Inc. (A) (B)	9,235	222,933
Carpenter Technology Corp.	3,435	175,151
Commercial Metals Co.	8,500	181,220
Compass Minerals International, Inc. (B)	2,482	179,325
Reliance Steel & Aluminum Co.	5,350	458,976
Royal Gold, Inc.	4,803	394,422
Steel Dynamics, Inc.	17,386	749,858
U.S. Steel Corp. (B)	12,815	450,960
Worthington Industries, Inc.	3,280	144,517

		2,957,362

Multi-Utilities - 0.9%
Black Hills Corp.	3,924	235,872
MDU Resources Group, Inc.	14,330	385,190
NorthWestern Corp.	3,566	212,890
Vectren Corp.	6,090	395,972

		1,229,924

Multiline Retail - 0.2%
Big Lots, Inc.	3,115	174,907
Dillard’s, Inc., Class A (B)	1,542	92,597

		267,504

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.7%
Callon Petroleum Co. (A)	14,809	$ 179,929
CNX Resources Corp. (A)	15,195	222,303
Energen Corp. (A)	7,132	410,589
Gulfport Energy Corp. (A)	12,090	154,268
HollyFrontier Corp.	13,008	666,270
Matador Resources Co. (A)	7,082	220,463
Murphy Oil Corp.	11,902	369,557
PBF Energy, Inc., Class A	8,074	286,223
QEP Resources, Inc. (A)	17,678	169,179
SM Energy Co.	7,535	166,373
Southwestern Energy Co. (A)	37,598	209,797
World Fuel Services Corp.	4,961	139,603
WPX Energy, Inc. (A)	29,192	410,731

		3,605,285

Paper & Forest Products - 0.4%
Domtar Corp.	4,600	227,792
Louisiana-Pacific Corp. (A)	10,630	279,144

		506,936

Personal Products - 0.4%
Avon Products, Inc. (A)	32,284	69,411
Edgewell Personal Care Co. (A)	4,110	244,093
Nu Skin Enterprises, Inc., Class A	3,631	247,743

		561,247

Pharmaceuticals - 0.8%
Akorn, Inc. (A)	6,883	221,839
Catalent, Inc. (A)	9,748	400,448
Endo International PLC (A)	14,745	114,274
Mallinckrodt PLC (A)	6,971	157,266
Prestige Brands Holdings, Inc. (A)	3,892	172,843

		1,066,670

Professional Services - 0.7%
Dun & Bradstreet Corp.	2,712	321,128
ManpowerGroup, Inc.	4,862	613,147

		934,275

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,329	495,788

Road & Rail - 1.8%
Avis Budget Group, Inc. (A)	5,257	230,677
Genesee & Wyoming, Inc., Class A (A)	4,525	356,253
Knight-Swift Transportation Holdings, Inc. (B)	9,400	410,968
Landstar System, Inc.	3,076	320,212
Old Dominion Freight Line, Inc.	5,017	659,986
Ryder System, Inc., Class A	3,885	327,001
Werner Enterprises, Inc.	3,291	127,197

		2,432,294

Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic, Inc. (A)	4,671	242,238
Cree, Inc. (A)	7,200	267,408
Cypress Semiconductor Corp.	24,482	373,106
First Solar, Inc. (A)	5,977	403,567
Integrated Device Technology, Inc. (A)	9,747	289,778
Microsemi Corp. (A)	8,628	445,636
MKS Instruments, Inc.	3,984	376,488
Monolithic Power Systems, Inc.	2,803	314,945
Silicon Laboratories, Inc. (A)	3,123	275,761

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc. (A)	2,497	$ 99,730
Teradyne, Inc.	14,393	602,635
Versum Materials, Inc.	7,983	302,157

		3,993,449

Software - 3.6%
ACI Worldwide, Inc. (A)	8,701	197,252
Blackbaud, Inc.	3,529	333,455
CDK Global, Inc.	9,637	686,925
CommVault Systems, Inc. (A)	3,152	165,480
Fair Isaac Corp.	2,200	337,040
Fortinet, Inc. (A)	10,973	479,410
Manhattan Associates, Inc. (A)	5,057	250,524
PTC, Inc. (A)	8,483	515,512
Take-Two Interactive Software, Inc. (A)	8,368	918,639
Tyler Technologies, Inc. (A)	2,564	453,956
Ultimate Software Group, Inc. (A)	2,082	454,355

		4,792,548

Specialty Retail - 1.8%
Aaron’s, Inc.	4,569	182,075
American Eagle Outfitters, Inc.	12,341	232,011
AutoNation, Inc. (A)	4,352	223,388
Bed Bath & Beyond, Inc.	10,510	231,115
Dick’s Sporting Goods, Inc.	6,068	174,394
GameStop Corp., Class A	7,433	133,422
Michaels Cos., Inc. (A)	8,101	195,963
Murphy USA, Inc. (A)	2,374	190,775
Office Depot, Inc.	37,776	133,727
Sally Beauty Holdings, Inc. (A)	9,424	176,794
Urban Outfitters, Inc. (A)	5,877	206,048
Williams-Sonoma, Inc. (B)	5,703	294,845

		2,374,557

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A) (B)	8,354	72,178
Diebold Nixdorf, Inc.	5,542	90,612
NCR Corp. (A)	8,937	303,769

		466,559

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	3,472	$ 407,925
Deckers Outdoor Corp. (A)	2,345	188,186
Skechers U.S.A., Inc., Class A (A)	9,826	371,816

		967,927

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	35,883	467,197
Washington Federal, Inc.	6,398	219,131

		686,328

Trading Companies & Distributors - 0.7%
GATX Corp.	2,810	174,670
MSC Industrial Direct Co., Inc., Class A	3,268	315,885
NOW, Inc. (A)	7,900	87,137
Watsco, Inc.	2,239	380,719

		958,411

Water Utilities - 0.4%
Aqua America, Inc.	13,038	511,481

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,731	187,122

Total Common Stocks (Cost $120,324,015)		130,947,701

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.30% (C)	4,677,082	4,677,082

Total Securities Lending Collateral (Cost $4,677,082)		4,677,082

Total Investments (Cost $125,001,097)		135,624,783
Net Other Assets (Liabilities) - (2.8)%		(3,630,769)

Net Assets - 100.0%		$ 131,994,014

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini	Long	5	03/16/2018	$937,435	$951,200	$13,765	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$130,947,701	$—	$—	$130,947,701
Securities Lending Collateral	4,677,082	—	—	4,677,082

Total Investments	$135,624,783	$—	$—	$135,624,783

Other Financial Instruments
Futures Contracts (E)	$13,765	$—	$—	$13,765

Total Other Financial Instruments	$13,765	$—	$—	$13,765

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,570,185. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at December 31, 2017.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

(unaudited)

MARKET ENVIRONMENT

For US investors, 2017 was a good year to have invested in foreign equities, which generated gains not only from their price appreciation, but also from the decline in the value of the U.S. dollar, relative to the underlying currencies. The MSCI World Ex-US Index was up 24.81% in 2017.

Nonetheless, 2017 was a strong year for domestic equities as well, with the S&P 500® generating a 21.83% return, the S&P MidCap 400® generating a 16.23% return, and the S&P SmallCap 600® generating a 13.15% return. To put this into context, the S&P 500® returned nearly double its historical average calendar year return with less than half its average volatility and lowest ever drawdown. Investors would have to look all the way back to 1964 to find a better return per unit of risk. Risk adjusted returns, as defined by the Sharpe Ratio, were high in the fixed income space as well, where the Bloomberg Barclays US Aggregate Bond Index returned 3.54% in 2017, higher than both of the previous two years, and achieved a 1.64 Sharpe Ratio, or almost twice the ratio of the last 15 years. The Sharpe Ratio is a measure of the excess return (return over cash) per unit of risk (standard deviation) in an investment strategy.

S&P 500® earnings per share increased 10.20% in 2017 and nominal U.S. gross domestic product grew 4.1% through the first three quarters of the year, both at the higher end of near-term ranges. The 10-year moving average price-earnings ratio of the S&P 500® finished 2017 at 28.66, or 18.13% higher than it was at the beginning of the year. By this metric, the price of earnings is now at a level not seen since 2002 and well above its level in 2007 just prior to the financial crisis. Considering current valuations, the flatness of the yield curve, and 2017’s above average risk-adjusted returns, markets may be hard-pressed to generate similar returns in 2018. This is not to suggest the market is on the brink of a sell-off or that volatility is likely to spike, but as the stock market becomes more sensitive to earnings, it may also grow more volatile, making risk management more valuable in the months ahead.

PERFORMANCE OVERVIEW

For the period from inception (July 31, 2017) through December 31, 2017, the DeltaShares® S&P 500 Managed Risk ETF (NAV) returned 8.94%. By comparison, the Underlying Index and the S&P 500® Index both returned 9.10%.

The Fund’s performance reflects annual operating expenses of the Fund, including management fees, brokerage expenses, and other fees and expenses. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the period, the Fund utilized derivatives. These positions added to performance.

STRATEGY REVIEW

The DeltaShares® S&P 500 Managed Risk ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the S&P 500® Managed Risk 2.0 Index (the “Underlying Index”).

The Fund seeks to achieve this investment objective by holding a portfolio of securities that are included in the Underlying Index, including common stocks, U.S. Treasury bonds, and/or cash. The Underlying Index is designed to simulate, through a rules-based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P 500® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The Fund may also use derivatives in an effort to gain exposure to underlying securities and markets in a more efficient manner or optimize the execution processes and costs for portfolio transitions. Under normal circumstances, the Fund uses a replication strategy and generally expects to invest in substantially all of the securities in the Underlying Index.

Blake Graves, CFA, FRM

Louis Ng, FRM

Charles Lowery, CFA

Co-Portfolio Managers

Milliman Financial Risk Management LLC

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	0.3
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

(unaudited)

Performance as of December 31, 2017
	Average Annual Total Returns								Cumulative Total Returns
	NAV		Market		S&P 500® Index (A)		S&P 500® Managed Risk 2.0 Index (A)(B)(C)(D)		NAV		Market		S&P 500® Index (A)		S&P 500® Managed Risk 2.0 Index (A)(B)(C)(D)		Inception Date
10 Years or Since Inception	8.94	%(E)	9.05	%(E)	9.10	%(E)	9.10	%(E)	8.94	%(E)	9.05	%(E)	9.10	%(E)	9.10	%(E)	07/31/2017

(A) The S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

(B) The S&P 500® Managed Risk 2.0 Index is comprised of weightings amongst the S&P 500® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The S&P 500® Managed Risk 2.0 Index rebalances on a daily basis.

(C) The S&P U.S. Treasury Bond Current 5-Year Index is a one-security index comprising the most recently issued 5-year U.S. Treasury note or bond.

(D) The S&P U.S. Treasury Bill 0-3 Month Index is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months.

(E) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. You cannot invest directly in an index.

The performance data presented represents past performance, future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. The Fund’s investment return and net asset value will fluctuate. Past performance does not guarantee future results. Investors’ shares when sold may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.deltashares.com for performance data current to the most recent month end. Fund performance is net of investment fees and Fund expenses.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Fund shares are bought and sold at Market Price, not Net Asset Value (“NAV”), and are not individually redeemed from the fund. Net Asset Value is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in the portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

Exchange-Traded Funds (ETFs) are subject to market risk, including the loss of principal. Because fund shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Shares of DeltaShares® ETFs may be bought and sold throughout the day on the exchange through any brokerage account. Buying and selling shares of ETFs will result in brokerage commissions. Diversification and asset allocation may not protect against market risk or loss of principal. Investing involves risk, including the possible loss of principal. There is no guarantee the investment objective will be achieved. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. The principal risks include risks related to: Equity securities, index tracking, leveraging, derivatives such as futures, forwards, swaps, options, and investing in underlying exchange-traded funds. The use of derivatives may produce disproportionate gains or losses, may increase costs, and amplify risks.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.6%
Arconic, Inc.	7,711	$ 210,125
Boeing Co.	10,192	3,005,723
General Dynamics Corp.	5,055	1,028,440
Harris Corp.	2,170	307,380
L3 Technologies, Inc.	1,423	281,540
Lockheed Martin Corp.	4,541	1,457,888
Northrop Grumman Corp.	3,169	972,598
Raytheon Co.	5,263	988,654
Rockwell Collins, Inc.	2,964	401,978
Textron, Inc.	4,795	271,349
TransDigm Group, Inc.	880	241,666
United Technologies Corp.	13,520	1,724,746

		10,892,087

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc. (A)	2,538	226,111
Expeditors International of Washington, Inc.	3,235	209,272
FedEx Corp.	4,491	1,120,684
United Parcel Service, Inc., Class B	12,507	1,490,209

		3,046,276

Airlines - 0.5%
Alaska Air Group, Inc.	2,240	164,662
American Airlines Group, Inc.	7,753	403,389
Delta Air Lines, Inc.	11,941	668,696
Southwest Airlines Co.	9,938	650,442
United Continental Holdings, Inc. (B)	4,584	308,962

		2,196,151

Auto Components - 0.2%
Aptiv PLC	4,839	410,492
BorgWarner, Inc.	3,608	184,333
Goodyear Tire & Rubber Co.	4,484	144,878

		739,703

Automobiles - 0.5%
Ford Motor Co.	71,023	887,077
General Motors Co.	23,272	953,919
Harley-Davidson, Inc. (A)	3,064	155,897

		1,996,893

Banks - 6.5%
Bank of America Corp.	176,591	5,212,966
BB&T Corp.	14,362	714,079
Citigroup, Inc.	48,132	3,581,502
Citizens Financial Group, Inc.	8,956	375,973
Comerica, Inc.	3,166	274,840
Fifth Third Bancorp	12,845	389,717
Huntington Bancshares, Inc.	19,678	286,512
JPMorgan Chase & Co.	63,164	6,754,758
KeyCorp	19,577	394,868
M&T Bank Corp.	2,740	468,513
People’s United Financial, Inc.	6,303	117,866
PNC Financial Services Group, Inc.	8,662	1,249,840
Regions Financial Corp.	21,117	364,902
SunTrust Banks, Inc.	8,666	559,737
US Bancorp	28,699	1,537,692
Wells Fargo & Co.	80,679	4,894,795
Zions Bancorporation	3,636	184,818

		27,363,378

	Shares	Value
COMMON STOCKS (continued)
Beverages - 2.0%
Brown-Forman Corp., Class B	3,565	$ 244,809
Coca-Cola Co.	69,806	3,202,699
Constellation Brands, Inc., Class A	3,136	716,795
Dr Pepper Snapple Group, Inc.	3,287	319,036
Molson Coors Brewing Co., Class B	3,364	276,083
Monster Beverage Corp. (B)	7,495	474,359
PepsiCo, Inc.	25,889	3,104,609

		8,338,390

Biotechnology - 2.7%
AbbVie, Inc.	29,019	2,806,427
Alexion Pharmaceuticals, Inc. (B)	4,067	486,373
Amgen, Inc.	13,215	2,298,089
Biogen, Inc. (B)	3,849	1,226,176
Celgene Corp. (B)	14,333	1,495,792
Gilead Sciences, Inc.	23,780	1,703,599
Incyte Corp. (B)	3,189	302,030
Regeneron Pharmaceuticals, Inc. (B)	1,402	527,096
Vertex Pharmaceuticals, Inc. (B)	4,604	689,955

		11,535,537

Building Products - 0.3%
A.O. Smith Corp.	2,654	162,637
Allegion PLC	1,729	137,559
Fortune Brands Home & Security, Inc.	2,804	191,906
Johnson Controls International PLC	16,847	642,039
Masco Corp.	5,726	251,601

		1,385,742

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	1,012	207,713
Ameriprise Financial, Inc.	2,693	456,383
Bank of New York Mellon Corp.	18,642	1,004,058
BlackRock, Inc.	2,247	1,154,306
Cboe Global Markets, Inc.	2,065	257,278
Charles Schwab Corp.	21,720	1,115,756
CME Group, Inc.	6,195	904,780
E*TRADE Financial Corp. (B)	4,928	244,281
Franklin Resources, Inc.	5,949	257,770
Goldman Sachs Group, Inc.	6,386	1,626,897
Intercontinental Exchange, Inc.	10,650	751,464
Invesco, Ltd.	7,411	270,798
Moody’s Corp.	3,027	446,816
Morgan Stanley	25,342	1,329,695
Nasdaq, Inc.	2,118	162,726
Northern Trust Corp.	3,910	390,570
Raymond James Financial, Inc.	2,340	208,962
S&P Global, Inc.	4,642	786,355
State Street Corp.	6,751	658,965
T. Rowe Price Group, Inc.	4,411	462,846

		12,698,419

Chemicals - 2.2%
Air Products & Chemicals, Inc.	3,968	651,069
Albemarle Corp.	2,012	257,315
CF Industries Holdings, Inc.	4,246	180,625
DowDuPont, Inc.	42,598	3,033,830
Eastman Chemical Co.	2,617	242,439
Ecolab, Inc.	4,734	635,208
FMC Corp.	2,444	231,349

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	1,438	$ 219,453
LyondellBasell Industries NV, Class A	5,888	649,564
Monsanto Co.	7,998	934,007
Mosaic Co.	6,390	163,967
PPG Industries, Inc.	4,633	541,227
Praxair, Inc.	5,212	806,192
Sherwin-Williams Co.	1,498	614,240

		9,160,485

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,568	244,341
Republic Services, Inc.	4,137	279,703
Stericycle, Inc. (B)	1,554	105,656
Waste Management, Inc.	7,272	627,574

		1,257,274

Communications Equipment - 1.0%
Cisco Systems, Inc.	89,996	3,446,847
F5 Networks, Inc. (B)	1,139	149,460
Juniper Networks, Inc.	6,825	194,512
Motorola Solutions, Inc.	2,949	266,413

		4,057,232

Construction & Engineering - 0.1%
Fluor Corp.	2,546	131,501
Jacobs Engineering Group, Inc.	2,193	144,650
Quanta Services, Inc. (B)	2,817	110,173

		386,324

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,144	252,870
Vulcan Materials Co.	2,408	309,115

		561,985

Consumer Finance - 0.8%
American Express Co.	13,115	1,302,451
Capital One Financial Corp.	8,824	878,694
Discover Financial Services	6,615	508,826
Navient Corp.	4,788	63,776
Synchrony Financial	13,392	517,065

		3,270,812

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,609	184,810
Ball Corp.	6,373	241,218
International Paper Co.	7,517	435,535
Packaging Corp. of America	1,718	207,105
Sealed Air Corp.	3,284	161,901
WestRock Co.	4,635	292,978

		1,523,547

Distributors - 0.1%
Genuine Parts Co.	2,669	253,582
LKQ Corp. (B)	5,626	228,809

		482,391

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,806	99,793

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (B)	35,033	6,944,241
Leucadia National Corp.	5,707	151,179

		7,095,420

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	111,775	$ 4,345,812
CenturyLink, Inc.	17,709	295,386
Verizon Communications, Inc.	74,262	3,930,688

		8,571,886

Electric Utilities - 1.8%
Alliant Energy Corp.	4,209	179,345
American Electric Power Co., Inc.	8,954	658,746
Duke Energy Corp.	12,741	1,071,646
Edison International	5,931	375,076
Entergy Corp.	3,281	267,041
Eversource Energy	5,769	364,485
Exelon Corp.	17,478	688,808
FirstEnergy Corp.	8,098	247,961
NextEra Energy, Inc.	8,563	1,337,455
PG&E Corp.	9,336	418,533
Pinnacle West Capital Corp.	2,034	173,256
PPL Corp.	12,437	384,925
Southern Co.	18,270	878,604
Xcel Energy, Inc.	9,244	444,729

		7,490,610

Electrical Equipment - 0.6%
Acuity Brands, Inc.	767	134,992
AMETEK, Inc.	4,207	304,881
Eaton Corp. PLC	8,021	633,739
Emerson Electric Co.	11,684	814,258
Rockwell Automation, Inc.	2,339	459,263

		2,347,133

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,559	488,080
Corning, Inc.	15,821	506,114
FLIR Systems, Inc.	2,523	117,622
TE Connectivity, Ltd.	6,401	608,351

		1,720,167

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	7,795	246,634
Halliburton Co.	15,884	776,251
Helmerich & Payne, Inc.	1,977	127,793
National Oilwell Varco, Inc.	6,918	249,186
Schlumberger, Ltd.	25,218	1,699,441
TechnipFMC PLC	7,982	249,917

		3,349,222

Equity Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	1,742	227,488
American Tower Corp., Class A	7,807	1,113,825
Apartment Investment & Management Co., Class A	2,858	124,923
AvalonBay Communities, Inc.	2,514	448,523
Boston Properties, Inc.	2,809	365,254
Crown Castle International Corp.	7,396	821,030
Digital Realty Trust, Inc.	3,740	425,986
Duke Realty Corp.	6,483	176,402
Equinix, Inc.	1,424	645,385
Equity Residential	6,690	426,621
Essex Property Trust, Inc.	1,202	290,127
Extra Space Storage, Inc.	2,292	200,435
Federal Realty Investment Trust	1,321	175,442

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
GGP, Inc.	11,366	$ 265,851
HCP, Inc.	8,540	222,723
Host Hotels & Resorts, Inc.	13,472	267,419
Iron Mountain, Inc.	5,123	193,291
Kimco Realty Corp.	7,749	140,644
Macerich Co.	1,973	129,587
Mid-America Apartment Communities, Inc.	2,069	208,059
Prologis, Inc.	9,686	624,844
Public Storage	2,725	569,525
Realty Income Corp.	5,130	292,512
Regency Centers Corp.	2,694	186,371
SBA Communications Corp. (B)	2,140	349,590
Simon Property Group, Inc.	5,659	971,877
SL Green Realty Corp.	1,789	180,564
UDR, Inc.	4,871	187,631
Ventas, Inc.	6,483	389,045
Vornado Realty Trust	3,139	245,407
Welltower, Inc.	6,742	429,937
Weyerhaeuser Co.	13,741	484,508

		11,780,826

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	7,955	1,480,585
CVS Health Corp.	18,441	1,336,972
Kroger Co.	16,193	444,498
Sysco Corp.	8,727	529,991
Wal-Mart Stores, Inc.	26,646	2,631,292
Walgreens Boots Alliance, Inc.	15,805	1,147,759

		7,571,097

Food Products - 1.2%
Archer-Daniels-Midland Co.	10,181	408,055
Campbell Soup Co.	3,501	168,433
Conagra Brands, Inc.	7,436	280,114
General Mills, Inc.	10,346	613,414
Hershey Co.	2,568	291,494
Hormel Foods Corp.	4,900	178,311
J.M. Smucker, Co.	2,068	256,928
Kellogg Co.	4,528	307,813
Kraft Heinz Co.	10,869	845,174
McCormick & Co., Inc.	2,180	222,164
Mondelez International, Inc., Class A	27,204	1,164,331
Tyson Foods, Inc., Class A	5,418	439,237

		5,175,468

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	31,687	1,808,377
Align Technology, Inc. (B)	1,314	291,958
Baxter International, Inc.	9,126	589,905
Becton Dickinson and Co.	4,824	1,032,566
Boston Scientific Corp. (B)	24,998	619,700
Cooper Cos., Inc.	891	194,131
Danaher Corp.	11,143	1,034,293
DENTSPLY SIRONA, Inc.	4,181	275,235
Edwards Lifesciences Corp. (B)	3,852	434,159
Hologic, Inc. (B)	5,019	214,562
IDEXX Laboratories, Inc. (B)	1,588	248,331
Intuitive Surgical, Inc. (B)	2,040	744,478
Medtronic PLC	24,641	1,989,761
ResMed, Inc.	2,583	218,754

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	5,859	$ 907,208
Varian Medical Systems, Inc. (B)	1,668	185,398
Zimmer Biomet Holdings, Inc.	3,686	444,790

		11,233,606

Health Care Providers & Services - 2.8%
Aetna, Inc.	5,936	1,070,795
AmerisourceBergen Corp.	2,938	269,767
Anthem, Inc.	4,674	1,051,697
Cardinal Health, Inc.	5,727	350,893
Centene Corp. (B)	3,140	316,763
Cigna Corp.	4,488	911,468
DaVita, Inc. (B)	2,756	199,121
Envision Healthcare Corp. (B)	2,202	76,101
Express Scripts Holding Co. (B)	10,310	769,539
HCA Healthcare, Inc. (B)	5,156	452,903
Henry Schein, Inc. (B)	2,857	199,647
Humana, Inc.	2,601	645,230
Laboratory Corp. of America Holdings (B)	1,853	295,572
McKesson Corp.	3,795	591,830
Patterson Cos., Inc.	1,499	54,159
Quest Diagnostics, Inc.	2,481	244,354
UnitedHealth Group, Inc.	17,641	3,889,135
Universal Health Services, Inc., Class B	1,595	180,793

		11,569,767

Health Care Technology - 0.1%
Cerner Corp. (B)	5,749	387,425

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	7,424	492,731
Chipotle Mexican Grill, Inc. (B)	452	130,642
Darden Restaurants, Inc.	2,251	216,141
Hilton Worldwide Holdings, Inc.	3,681	293,965
Marriott International, Inc., Class A	5,575	756,695
McDonald’s Corp.	14,512	2,497,805
MGM Resorts International	9,276	309,726
Norwegian Cruise Line Holdings, Ltd. (B)	3,244	172,743
Royal Caribbean Cruises, Ltd.	3,118	371,915
Starbucks Corp.	25,901	1,487,494
Wyndham Worldwide Corp.	1,845	213,780
Wynn Resorts, Ltd.	1,459	245,973
Yum! Brands, Inc.	6,135	500,677

		7,690,287

Household Durables - 0.4%
D.R. Horton, Inc.	6,213	317,298
Garmin, Ltd.	2,020	120,331
Leggett & Platt, Inc.	2,400	114,552
Lennar Corp., Class A	3,723	235,443
Mohawk Industries, Inc. (B)	1,150	317,285
Newell Brands, Inc.	8,922	275,690
PulteGroup, Inc.	4,923	163,690
Whirlpool Corp.	1,308	220,581

		1,764,870

Household Products - 1.6%
Church & Dwight Co., Inc.	4,550	228,273
Clorox Co.	2,347	349,093
Colgate-Palmolive Co.	15,985	1,206,068

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark Corp.	6,404	$ 772,707
Procter & Gamble Co.	46,387	4,262,038

		6,818,179

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	12,022	130,198
NRG Energy, Inc.	5,476	155,957

		286,155

Industrial Conglomerates - 1.9%
3M Co.	10,864	2,557,060
General Electric Co.	157,870	2,754,831
Honeywell International, Inc.	13,869	2,126,950
Roper Technologies, Inc.	1,863	482,517

		7,921,358

Insurance - 2.6%
Aflac, Inc.	7,157	628,241
Allstate Corp.	6,532	683,966
American International Group, Inc.	16,365	975,027
Aon PLC	4,549	609,566
Arthur J. Gallagher & Co.	3,291	208,254
Assurant, Inc.	980	98,823
Brighthouse Financial, Inc. (B)	1,744	102,268
Chubb, Ltd.	8,451	1,234,945
Cincinnati Financial Corp.	2,718	203,768
Everest Re Group, Ltd.	748	165,502
Hartford Financial Services Group, Inc.	6,494	365,482
Lincoln National Corp.	3,984	306,250
Loews Corp.	5,025	251,401
Marsh & McLennan Cos., Inc.	9,291	756,195
MetLife, Inc.	19,156	968,527
Principal Financial Group, Inc.	4,889	344,968
Progressive Corp.	10,588	596,316
Prudential Financial, Inc.	7,719	887,531
Torchmark Corp.	1,955	177,338
Travelers Cos., Inc.	4,982	675,759
Unum Group	4,085	224,226
Willis Towers Watson PLC	2,404	362,259
XL Group, Ltd.	4,661	163,881

		10,990,493

Internet & Catalog Retail - 0.0% (C)
TripAdvisor, Inc. (A) (B)	1,974	68,024

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (B)	7,281	8,514,911
Expedia, Inc.	2,238	268,045
Netflix, Inc. (B)	7,878	1,512,261
Priceline Group, Inc. (B)	888	1,543,113

		11,838,330

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (B)	3,079	200,258
Alphabet, Inc., Class A (B)	5,426	5,715,748
Alphabet, Inc., Class C (B)	5,495	5,749,968
eBay, Inc. (B)	17,685	667,432
Facebook, Inc., Class A (B)	43,414	7,660,835
VeriSign, Inc. (A) (B)	1,543	176,581

		20,170,822

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.0%
Accenture PLC, Class A	11,250	$ 1,722,262
Alliance Data Systems Corp.	875	221,795
Automatic Data Processing, Inc.	8,073	946,075
Cognizant Technology Solutions Corp., Class A	10,734	762,329
CSRA, Inc.	2,982	89,221
DXC Technology Co.	5,193	492,816
Fidelity National Information Services, Inc.	6,078	571,879
Fiserv, Inc. (B)	3,794	497,507
Gartner, Inc. (B)	1,650	203,198
Global Payments, Inc.	2,897	290,395
International Business Machines Corp.	15,674	2,404,705
Mastercard, Inc., Class A	16,908	2,559,195
Paychex, Inc.	5,822	396,362
PayPal Holdings, Inc. (B)	20,567	1,514,143
Total System Services, Inc.	3,046	240,908
Visa, Inc., Class A	33,013	3,764,142
Western Union Co.	8,361	158,943

		16,835,875

Leisure Products - 0.1%
Hasbro, Inc.	2,063	187,506
Mattel, Inc. (A)	6,257	96,233

		283,739

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	5,859	392,377
Illumina, Inc. (B)	2,658	580,747
IQVIA Holdings, Inc. (B)	2,650	259,435
Mettler-Toledo International, Inc. (B)	466	288,696
PerkinElmer, Inc.	2,006	146,679
Thermo Fisher Scientific, Inc.	7,300	1,386,124
Waters Corp. (B)	1,448	279,739

		3,333,797

Machinery - 1.7%
Caterpillar, Inc.	10,830	1,706,591
Cummins, Inc.	2,840	501,658
Deere & Co.	5,823	911,358
Dover Corp.	2,836	286,408
Flowserve Corp.	2,378	100,185
Fortive Corp.	5,568	402,845
Illinois Tool Works, Inc.	5,613	936,529
Ingersoll-Rand PLC	4,549	405,725
PACCAR, Inc.	6,401	454,983
Parker-Hannifin Corp.	2,425	483,982
Pentair PLC	3,006	212,284
Snap-on, Inc.	1,038	180,923
Stanley Black & Decker, Inc.	2,792	473,774
Xylem, Inc.	3,270	223,014

		7,280,259

Media - 2.7%
CBS Corp., Class B	6,601	389,459
Charter Communications, Inc., Class A (B)	3,530	1,185,939
Comcast Corp., Class A	84,911	3,400,685
Discovery Communications, Inc., Class A (A) (B)	2,804	62,753
Discovery Communications, Inc., Class C (B)	3,700	78,329
DISH Network Corp., Class A (B)	4,149	198,115
Interpublic Group of Cos., Inc.	7,074	142,612

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	6,972	$ 113,016
News Corp., Class B	2,217	36,802
Omnicom Group, Inc.	4,197	305,667
Scripps Networks Interactive, Inc., Class A	1,749	149,330
Time Warner, Inc.	14,174	1,296,496
Twenty-First Century Fox, Inc., Class A	19,188	662,562
Twenty-First Century Fox, Inc., Class B	7,995	272,789
Viacom, Inc., Class B	6,423	197,893
Walt Disney Co.	27,494	2,955,880

		11,448,327

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (B)	24,508	464,672
Newmont Mining Corp.	9,709	364,282
Nucor Corp.	5,787	367,937

		1,196,891

Multi-Utilities - 1.0%
Ameren Corp.	4,417	260,559
CenterPoint Energy, Inc.	7,847	222,541
CMS Energy Corp.	5,134	242,838
Consolidated Edison, Inc.	5,645	479,543
Dominion Energy, Inc.	11,715	949,618
DTE Energy Co.	3,266	357,496
NiSource, Inc.	6,131	157,383
Public Service Enterprise Group, Inc.	9,212	474,418
SCANA Corp.	2,596	103,269
Sempra Energy	4,571	488,731
WEC Energy Group, Inc.	5,745	381,640

		4,118,036

Multiline Retail - 0.5%
Dollar General Corp.	4,742	441,053
Dollar Tree, Inc. (B)	4,316	463,150
Kohl’s Corp.	3,069	166,432
Macy’s, Inc.	5,545	139,678
Nordstrom, Inc.	2,123	100,588
Target Corp.	9,895	645,649

		1,956,550

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	9,961	534,308
Andeavor	2,613	298,770
Apache Corp.	6,935	292,796
Cabot Oil & Gas Corp.	8,419	240,783
Chesapeake Energy Corp. (A) (B)	16,542	65,506
Chevron Corp.	34,577	4,328,695
Cimarex Energy Co.	1,734	211,565
Concho Resources, Inc. (B)	2,707	406,646
ConocoPhillips	21,764	1,194,626
Devon Energy Corp.	9,567	396,074
EOG Resources, Inc.	10,526	1,135,861
EQT Corp.	4,457	253,692
Exxon Mobil Corp.	77,137	6,451,739
Hess Corp.	4,917	233,410
Kinder Morgan, Inc.	34,963	631,781
Marathon Oil Corp.	15,468	261,873
Marathon Petroleum Corp.	8,891	586,628
Newfield Exploration Co. (B)	3,626	114,328
Noble Energy, Inc.	8,858	258,122

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	13,931	$ 1,026,158
ONEOK, Inc.	6,980	373,081
Phillips 66	7,822	791,195
Pioneer Natural Resources Co.	3,098	535,489
Range Resources Corp.	4,111	70,134
Valero Energy Corp.	7,966	732,155
Williams Cos., Inc.	15,050	458,875

		21,884,290

Personal Products - 0.2%
Coty, Inc., Class A	8,596	170,974
Estee Lauder Cos., Inc., Class A	4,075	518,503

		689,477

Pharmaceuticals - 4.6%
Allergan PLC	6,054	990,313
Bristol-Myers Squibb Co.	29,795	1,825,838
Eli Lilly & Co.	17,638	1,489,706
Johnson & Johnson	48,906	6,833,146
Merck & Co., Inc.	49,792	2,801,796
Mylan NV (B)	9,763	413,073
Perrigo Co. PLC	2,384	207,789
Pfizer, Inc.	108,511	3,930,268
Zoetis, Inc.	8,871	639,067

		19,130,996

Professional Services - 0.3%
Equifax, Inc.	2,186	257,773
IHS Markit, Ltd. (B)	6,613	298,577
Nielsen Holdings PLC	6,095	221,858
Robert Half International, Inc.	2,282	126,742
Verisk Analytics, Inc. (B)	2,829	271,584

		1,176,534

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (B)	5,500	238,205

Road & Rail - 0.9%
CSX Corp.	16,270	895,012
JB Hunt Transport Services, Inc.	1,558	179,139
Kansas City Southern	1,885	198,340
Norfolk Southern Corp.	5,209	754,784
Union Pacific Corp.	14,330	1,921,653

		3,948,928

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A) (B)	14,929	153,470
Analog Devices, Inc.	6,711	597,480
Applied Materials, Inc.	19,415	992,495
Broadcom, Ltd.	7,402	1,901,574
Intel Corp.	85,196	3,932,647
KLA-Tencor Corp.	2,853	299,765
Lam Research Corp.	2,948	542,638
Microchip Technology, Inc.	4,258	374,193
Micron Technology, Inc. (B)	20,994	863,273
NVIDIA Corp.	11,032	2,134,692
Qorvo, Inc. (B)	2,317	154,312
QUALCOMM, Inc.	26,836	1,718,041
Skyworks Solutions, Inc.	3,345	317,608
Texas Instruments, Inc.	17,942	1,873,863
Xilinx, Inc.	4,568	307,975

		16,164,026

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Software - 5.2%
Activision Blizzard, Inc.	13,764	$ 871,537
Adobe Systems, Inc. (B)	8,974	1,572,604
ANSYS, Inc. (B)	1,545	228,027
Autodesk, Inc. (B)	3,990	418,272
CA, Inc.	5,714	190,162
Cadence Design Systems, Inc. (B)	5,140	214,955
Citrix Systems, Inc. (B)	2,606	229,328
Electronic Arts, Inc. (B)	5,606	588,966
Intuit, Inc.	4,421	697,545
Microsoft Corp.	140,439	12,013,152
Oracle Corp.	55,462	2,622,243
Red Hat, Inc. (B)	3,221	386,842
salesforce.com, Inc. (B)	12,492	1,277,057
Symantec Corp.	11,286	316,685
Synopsys, Inc. (B)	2,735	233,131

		21,860,506

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,345	134,083
AutoZone, Inc. (B)	500	355,685
Best Buy Co., Inc.	4,630	317,016
CarMax, Inc. (B)	3,319	212,847
Foot Locker, Inc.	2,257	105,808
Gap, Inc.	3,964	135,014
Home Depot, Inc.	21,258	4,029,029
L Brands, Inc.	4,495	270,689
Lowe’s Cos., Inc.	15,161	1,409,063
O’Reilly Automotive, Inc. (B)	1,548	372,356
Ross Stores, Inc.	7,019	563,275
Signet Jewelers, Ltd. (A)	1,101	62,262
Tiffany & Co.	1,859	193,243
TJX Cos., Inc.	11,583	885,636
Tractor Supply Co.	2,286	170,878
Ulta Beauty, Inc. (B)	1,062	237,527

		9,454,411

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	93,467	15,817,420
Hewlett Packard Enterprise Co.	29,036	416,957
HP, Inc.	30,406	638,830
NetApp, Inc.	4,911	271,677
Seagate Technology PLC (A)	5,267	220,371

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	5,385	$ 428,269
Xerox Corp.	3,886	113,277

		17,906,801

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (A)	6,637	138,780
Michael Kors Holdings, Ltd. (B)	2,769	174,308
NIKE, Inc., Class B	23,920	1,496,196
PVH Corp.	1,409	193,329
Ralph Lauren Corp.	1,008	104,519
Tapestry, Inc.	5,177	228,979
Under Armour, Inc., Class A (A) (B)	3,370	48,629
Under Armour, Inc., Class C (B)	3,356	44,702
VF Corp.	5,971	441,854

		2,871,296

Tobacco - 1.3%
Altria Group, Inc.	34,737	2,480,569
Philip Morris International, Inc.	28,274	2,987,148

		5,467,717

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,232	286,138
United Rentals, Inc. (B)	1,539	264,570
WW Grainger, Inc.	944	223,020

		773,728

Water Utilities - 0.1%
American Water Works Co., Inc.	3,247	297,068

Total Common Stocks (Cost $384,356,952)		415,151,021

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.30% (D)	1,329,451	1,329,451

Total Securities Lending Collateral (Cost $1,329,451)		1,329,451

Total Investments (Cost $385,686,403)		416,480,472
Net Other Assets (Liabilities) - 0.7%		2,829,823

Net Assets - 100.0%		$ 419,310,295

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	29	03/16/2018	$3,820,252	$3,880,200	$59,948	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$415,151,021	$—	$—	$415,151,021
Securities Lending Collateral	1,329,451	—	—	1,329,451

Total Investments	$416,480,472	$—	$—	$416,480,472

Other Financial Instruments
Futures Contracts (F)	$59,948	$—	$—	$59,948

Total Other Financial Instruments	$59,948	$—	$—	$59,948

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,298,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at December 31, 2017.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

(unaudited)

MARKET ENVIRONMENT

For US investors, 2017 was a good year to have invested in foreign equities, which generated gains not only from their price appreciation, but also from the decline in the value of the U.S. dollar, relative to the underlying currencies. The MSCI World Ex-US Index was up 24.81% in 2017.

Nonetheless, 2017 was a strong year for domestic equities as well, with the S&P 500® generating a 21.83% return, the S&P MidCap 400® generating a 16.23% return, and the S&P SmallCap 600® generating a 13.15% return. To put this into context, the S&P 500® returned nearly double its historical average calendar year return with less than half its average volatility and lowest ever drawdown. Investors would have to look all the way back to 1964 to find a better return per unit of risk. Risk adjusted returns, as defined by the Sharpe Ratio, were high in the fixed income space as well, where the Bloomberg Barclays US Aggregate Bond Index returned 3.54% in 2017, higher than both of the previous two years, and achieved a 1.64 Sharpe Ratio, or almost twice the ratio of the last 15 years. The Sharpe Ratio is a measure of the excess return (return over cash) per unit of risk (standard deviation) in an investment strategy.

S&P 500® earnings per share increased 10.20% in 2017 and nominal U.S. gross domestic product grew 4.1% through the first three quarters of the year, both at the higher end of near-term ranges. The 10-year moving average price-earnings ratio of the S&P 500® finished 2017 at 28.66, or 18.13% higher than it was at the beginning of the year. By this metric, the price of earnings is now at a level not seen since 2002 and well above its level in 2007 just prior to the financial crisis. Considering current valuations, the flatness of the yield curve, and 2017’s above average risk-adjusted returns, markets may be hard-pressed to generate similar returns in 2018. This is not to suggest the market is on the brink of a sell-off or that volatility is likely to spike, but as the stock market becomes more sensitive to earnings, it may also grow more volatile, making risk management more valuable in the months ahead.

PERFORMANCE OVERVIEW

For the period from inception (July 31, 2017) through December 31, 2017, the DeltaShares® S&P 600 Managed Risk ETF (NAV) returned 8.73%. By comparison, the Underlying Index returned 8.85% and the S&P SmallCap 600® Index returned 8.93%.

The Fund’s performance reflects annual operating expenses of the Fund, including management fees, brokerage expenses, and other fees and expenses. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the period, the Fund utilized derivatives. These positions added to performance.

STRATEGY REVIEW

The DeltaShares® S&P 600 Managed Risk ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the S&P 600® Managed Risk 2.0 Index (the “Underlying Index”).

The Fund seeks to achieve this investment objective by holding a portfolio of securities that are included in the Underlying Index, including common stocks, U.S. Treasury bonds, and/or cash. The Underlying Index is designed to simulate, through a rules-based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P SmallCap 600® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The Fund may also use derivatives in an effort to gain exposure to underlying securities and markets in a more efficient manner or optimize the execution processes and costs for portfolio transitions. Under normal circumstances, the Fund uses a replication strategy and generally expects to invest in substantially all of the securities in the Underlying Index.

Blake Graves, CFA, FRM

Louis Ng, FRM

Charles Lowery, CFA

Co-Portfolio Managers

Milliman Financial Risk Management LLC

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	5.1
Net Other Assets (Liabilities) ^	(4.4)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

(unaudited)

Performance as of December 31, 2017
	Average Annual Total Returns								Cumulative Total Returns
	NAV		Market		S&P SmallCap 600® Index (A)		S&P 600® Managed Risk 2.0 Index (A)(B)(C)(D)		NAV		Market		S&P SmallCap 600® Index (A)		S&P 600® Managed Risk 2.0 Index (A)(B)(C)(D)		Inception Date
10 Years or Since Inception	8.65	%(E)	8.73	%(E)	8.93	%(E)	8.85	%(E)	8.65	%(E)	8.73	%(E)	8.93	%(E)	8.85	%(E)	07/31/2017

(A) The S&P SmallCap 600® Index is a market-capitalization weighted index of 600 small-size U.S. companies with common stock listed on the NYSE or NASDAQ.

(B) The S&P 600® Managed Risk 2.0 Index is comprised of weightings amongst the S&P SmallCap 600® Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The S&P SmallCap 600® Managed Risk 2.0 Index rebalances on a daily basis.

(C) The S&P U.S. Treasury Bond Current 5-Year Index is a one-security index comprising the most recently issued 5-year U.S. Treasury note or bond.

(D) The S&P U.S. Treasury Bill 0-3 Month Index is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months.

(E) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. You cannot invest directly in an index.

The performance data presented represents past performance, future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. The Fund’s investment return and net asset value will fluctuate. Past performance does not guarantee future results. Investors’ shares when sold may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.deltashares.com for performance data current to the most recent month end. Fund performance is net of investment fees and Fund expenses.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Fund shares are bought and sold at Market Price, not Net Asset Value (“NAV”), and are not individually redeemed from the fund. Net Asset Value is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in the portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

Exchange-Traded Funds (ETFs) are subject to market risk, including the loss of principal. Because fund shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Shares of DeltaShares® ETFs may be bought and sold throughout the day on the exchange through any brokerage account. Buying and selling shares of ETFs will result in brokerage commissions. Diversification and asset allocation may not protect against market risk or loss of principal. Investing involves risk, including the possible loss of principal. There is no guarantee the investment objective will be achieved. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. The principal risks include risks related to: Equity securities, index tracking, leveraging, derivatives such as futures, forwards, swaps, options, and investing in underlying exchange-traded funds. The use of derivatives may produce disproportionate gains or losses, may increase costs, and amplify risks.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.9%
AAR Corp.	2,429	$ 95,435
Aerojet Rocketdyne Holdings, Inc. (A)	5,665	176,748
Aerovironment, Inc. (A)	1,600	89,856
Axon Enterprise, Inc. (A) (B)	3,991	105,762
Cubic Corp.	1,888	111,298
Engility Holdings, Inc. (A)	1,331	37,760
Mercury Systems, Inc. (A)	3,639	186,863
Moog, Inc., Class A (A)	2,441	212,001
National Presto Industries, Inc.	378	37,592
Triumph Group, Inc.	3,745	101,864

		1,155,179

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	1,907	111,845
Echo Global Logistics, Inc. (A)	1,979	55,412
Forward Air Corp.	2,246	129,010
Hub Group, Inc., Class A (A)	2,523	120,852

		417,119

Airlines - 0.9%
Allegiant Travel Co.	946	146,394
Hawaiian Holdings, Inc.	3,958	157,726
SkyWest, Inc.	3,910	207,621

		511,741

Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (A)	7,471	127,231
Cooper-Standard Holdings, Inc. (A)	1,190	145,775
Dorman Products, Inc. (A)	2,264	138,421
Fox Factory Holding Corp. (A)	2,832	110,023
Gentherm, Inc. (A)	2,767	87,852
LCI Industries	1,881	244,530
Motorcar Parts of America, Inc. (A)	1,438	35,936
Standard Motor Products, Inc.	1,535	68,937
Superior Industries International, Inc.	1,747	25,943

		984,648

Automobiles - 0.2%
Winnebago Industries, Inc.	2,183	121,375

Banks - 7.4%
Ameris Bancorp	2,808	135,346
Banc of California, Inc. (B)	3,212	66,328
Banner Corp.	2,475	136,422
Boston Private Financial Holdings, Inc.	6,354	98,169
Brookline Bancorp, Inc.	5,782	90,777
Central Pacific Financial Corp.	2,273	67,804
City Holding Co.	1,178	79,480
Columbia Banking System, Inc.	5,508	239,268
Community Bank System, Inc.	3,817	205,164
Customers Bancorp, Inc. (A)	2,183	56,736
CVB Financial Corp.	7,727	182,048
Fidelity Southern Corp.	1,660	36,188
First BanCorp (A)	13,699	69,865
First Commonwealth Financial Corp.	7,351	105,266
First Financial Bancorp	4,681	123,344
First Financial Bankshares, Inc. (B)	4,995	225,025
First Midwest Bancorp, Inc.	7,749	186,053
Glacier Bancorp, Inc.	5,884	231,771
Great Western Bancorp, Inc.	4,438	176,632
Hanmi Financial Corp.	2,444	74,175

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	9,710	$ 177,207
Independent Bank Corp.	2,070	144,590
LegacyTexas Financial Group, Inc.	3,189	134,608
National Bank Holdings Corp., Class A	2,015	65,346
NBT Bancorp, Inc.	3,284	120,851
OFG Bancorp	3,315	31,161
Old National Bancorp	10,092	176,105
Opus Bank (A)	1,300	35,490
Pacific Premier Bancorp, Inc. (A)	2,926	117,040
S&T Bancorp, Inc.	2,639	105,059
ServisFirst Bancshares, Inc.	3,397	140,976
Simmons First National Corp., Class A	2,942	167,988
Southside Bancshares, Inc.	2,078	69,987
Tompkins Financial Corp.	932	75,818
United Community Banks, Inc.	5,415	152,378
Westamerica Bancorporation	1,987	118,326

		4,418,791

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	350	75,341

Biotechnology - 2.0%
Acorda Therapeutics, Inc. (A)	3,526	75,633
AMAG Pharmaceuticals, Inc. (A) (B)	2,668	35,351
Cytokinetics, Inc. (A)	3,821	31,141
Eagle Pharmaceuticals, Inc. (A)	630	33,655
Emergent BioSolutions, Inc. (A)	2,654	123,331
Enanta Pharmaceuticals, Inc. (A)	1,077	63,198
Ligand Pharmaceuticals, Inc. (A)	1,592	217,993
MiMedx Group, Inc. (A) (B)	7,705	97,160
Momenta Pharmaceuticals, Inc. (A)	5,762	80,380
Myriad Genetics, Inc. (A)	5,223	179,384
Progenics Pharmaceuticals, Inc. (A) (B)	5,300	31,535
Repligen Corp. (A)	2,826	102,527
Spectrum Pharmaceuticals, Inc. (A)	6,834	129,504

		1,200,792

Building Products - 2.3%
AAON, Inc.	3,047	111,825
American Woodmark Corp. (A)	1,079	140,540
Apogee Enterprises, Inc.	2,161	98,823
Gibraltar Industries, Inc. (A)	2,390	78,870
Griffon Corp.	2,280	46,398
Insteel Industries, Inc.	1,364	38,628
Patrick Industries, Inc. (A)	1,801	125,079
PGT Innovations, Inc. (A)	3,746	63,120
Quanex Building Products Corp.	2,621	61,331
Simpson Manufacturing Co., Inc.	3,176	182,334
Trex Co., Inc. (A)	2,220	240,626
Universal Forest Products, Inc.	4,614	173,579

		1,361,153

Capital Markets - 1.7%
Donnelley Financial Solutions, Inc. (A)	2,542	49,544
Evercore, Inc., Class A	2,913	262,170
Financial Engines, Inc.	4,776	144,713
Greenhill & Co., Inc. (B)	1,842	35,919
INTL. FCStone, Inc. (A)	1,172	49,845
Investment Technology Group, Inc.	2,494	48,009
Piper Jaffray Cos.	1,071	92,374

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Virtus Investment Partners, Inc.	540	$ 62,127
Waddell & Reed Financial, Inc., Class A (B)	6,289	140,496
WisdomTree Investments, Inc. (B)	8,675	108,871

		994,068

Chemicals - 3.0%
A. Schulman, Inc.	2,220	82,695
AdvanSix, Inc. (A)	2,296	96,593
American Vanguard Corp.	1,978	38,868
Balchem Corp.	2,414	194,568
Calgon Carbon Corp.	3,833	81,643
Flotek Industries, Inc. (A)	4,286	19,973
FutureFuel Corp.	1,914	26,968
Hawkins, Inc.	716	25,203
HB Fuller Co.	3,797	204,544
Ingevity Corp. (A)	3,176	223,813
Innophos Holdings, Inc.	1,473	68,833
Innospec, Inc.	1,821	128,563
Koppers Holdings, Inc. (A)	1,565	79,659
Kraton Corp. (A)	2,361	113,729
LSB Industries, Inc. (A)	1,521	13,324
Quaker Chemical Corp.	1,003	151,242
Rayonier Advanced Materials, Inc. (B)	3,906	79,878
Stepan Co.	1,492	117,823
Tredegar Corp.	1,918	36,826

		1,784,745

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	4,176	157,519
Brady Corp., Class A	3,622	137,274
Essendant, Inc.	2,837	26,299
Healthcare Services Group, Inc.	5,527	291,383
Interface, Inc.	4,545	114,307
LSC Communications, Inc.	2,632	39,875
Matthews International Corp., Class A	2,425	128,040
Mobile Mini, Inc.	3,344	115,368
Multi-Color Corp.	1,048	78,443
R.R. Donnelley & Sons Co.	5,281	49,113
Team, Inc. (A) (B)	2,256	33,614
Tetra Tech, Inc.	4,203	202,374
UniFirst Corp.	1,166	192,273
US Ecology, Inc.	1,648	84,048
Viad Corp.	1,539	85,261

		1,735,191

Communications Equipment - 1.5%
ADTRAN, Inc.	3,632	70,279
Applied Optoelectronics, Inc. (A)	1,462	55,293
CalAmp Corp. (A)	2,685	57,540
Comtech Telecommunications Corp.	1,781	39,396
Digi International, Inc. (A)	2,011	19,205
Harmonic, Inc. (A)	6,156	25,855
Lumentum Holdings, Inc. (A)	4,673	228,510
NETGEAR, Inc. (A)	2,374	139,472
Oclaro, Inc. (A) (B)	12,731	85,807
Viavi Solutions, Inc. (A)	17,154	149,926

		871,283

Construction & Engineering - 0.4%
Aegion Corp. (A)	2,453	62,380
Comfort Systems USA, Inc.	2,801	122,263

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
MYR Group, Inc. (A)	1,242	$ 44,377
Orion Group Holdings, Inc. (A)	2,127	16,654

		245,674

Construction Materials - 0.2%
US Concrete, Inc. (A)	1,180	98,707

Consumer Finance - 1.3%
Encore Capital Group, Inc. (A) (B)	1,787	75,233
Enova International, Inc. (A)	2,524	38,365
EZCORP, Inc., Class A (A)	3,879	47,324
FirstCash, Inc.	3,559	240,054
Green Dot Corp., Class A (A)	3,450	207,897
PRA Group, Inc. (A)	3,407	113,112
World Acceptance Corp. (A)	444	35,840

		757,825

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,653	32,233

Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,484	110,025

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	1,227	30,736
Capella Education Co.	880	68,112
Career Education Corp. (A)	4,951	59,808
Regis Corp. (A)	2,635	40,474
Strayer Education, Inc.	800	71,664

		270,794

Diversified Telecommunication Services - 1.1%
ATN International, Inc.	822	45,424
Cincinnati Bell, Inc. (A)	3,182	66,344
Cogent Communications Holdings, Inc.	3,120	141,336
Consolidated Communications Holdings, Inc.	4,862	59,268
Frontier Communications Corp.	5,924	40,046
General Communication, Inc., Class A (A)	1,994	77,806
Iridium Communications, Inc. (A) (B)	6,281	74,116
Vonage Holdings Corp. (A)	15,696	159,628

		663,968

Electric Utilities - 0.8%
ALLETE, Inc.	3,836	285,245
El Paso Electric Co.	3,062	169,482

		454,727

Electrical Equipment - 0.6%
AZZ, Inc.	1,958	100,054
Encore Wire Corp.	1,570	76,381
General Cable Corp.	3,769	111,562
Powell Industries, Inc.	655	18,766
Vicor Corp. (A)	1,227	25,644

		332,407

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc. (A)	2,183	165,908
Badger Meter, Inc.	2,196	104,969
Bel Fuse, Inc., Class B	744	18,730
Benchmark Electronics, Inc. (A)	3,751	109,154
Control4 Corp. (A)	1,487	44,253
CTS Corp.	2,484	63,963
Daktronics, Inc.	2,940	26,842
Electro Scientific Industries, Inc. (A)	2,526	54,132

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
ePlus, Inc. (A)	1,069	$ 80,389
Fabrinet (A)	2,835	81,364
FARO Technologies, Inc. (A)	1,261	59,267
II-VI, Inc. (A)	4,140	194,373
Insight Enterprises, Inc. (A)	2,700	103,383
Itron, Inc. (A)	2,570	175,274
Kemet Corp. (A)	3,700	55,722
Methode Electronics, Inc.	2,777	111,358
MTS Systems Corp.	1,341	72,012
OSI Systems, Inc. (A)	1,345	86,591
Park Electrochemical Corp.	1,435	28,198
Plexus Corp. (A)	2,533	153,804
Rogers Corp. (A)	1,376	222,802
Sanmina Corp. (A)	5,433	179,289
ScanSource, Inc. (A)	1,923	68,843
TTM Technologies, Inc. (A)	6,912	108,311

		2,368,931

Energy Equipment & Services - 1.9%
Archrock, Inc.	5,354	56,217
Bristow Group, Inc. (B)	2,427	32,692
CARBO Ceramics, Inc. (A) (B)	1,658	16,878
Era Group, Inc. (A)	1,524	16,383
Exterran Corp. (A)	2,403	75,550
Geospace Technologies Corp. (A)	1,014	13,152
Gulf Island Fabrication, Inc.	1,023	13,734
Helix Energy Solutions Group, Inc. (A)	10,474	78,974
Matrix Service Co. (A)	2,018	35,920
McDermott International, Inc. (A)	21,423	140,963
Newpark Resources, Inc. (A)	6,475	55,685
Noble Corp. PLC (A)	18,478	83,521
Oil States International, Inc. (A)	3,854	109,068
Pioneer Energy Services Corp. (A)	5,862	17,879
SEACOR Holdings, Inc. (A)	1,266	58,515
TETRA Technologies, Inc. (A)	8,742	37,328
Unit Corp. (A)	3,989	87,758
US Silica Holdings, Inc. (B)	6,126	199,463

		1,129,680

Equity Real Estate Investment Trusts - 5.5%
Acadia Realty Trust	6,314	172,751
Agree Realty Corp.	2,204	113,374
American Assets Trust, Inc.	3,127	119,576
Armada Hoffler Properties, Inc.	3,388	52,616
CareTrust REIT, Inc.	5,725	95,951
CBL & Associates Properties, Inc. (B)	12,906	73,048
Cedar Realty Trust, Inc.	6,130	37,270
Chatham Lodging Trust	3,422	77,885
Chesapeake Lodging Trust	4,533	122,799
Community Healthcare Trust, Inc.	1,290	36,249
DiamondRock Hospitality Co.	15,109	170,580
Easterly Government Properties, Inc. (B)	3,309	70,614
EastGroup Properties, Inc.	2,597	229,523
Four Corners Property Trust, Inc.	4,616	118,631
Franklin Street Properties Corp.	8,088	86,865
Getty Realty Corp.	2,480	67,357
Government Properties Income Trust	7,479	138,661
Hersha Hospitality Trust	2,950	51,330
Independence Realty Trust, Inc.	6,300	63,567

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Kite Realty Group Trust	6,305	$ 123,578
Lexington Realty Trust	16,335	157,633
LTC Properties, Inc.	2,985	129,997
National Storage Affiliates Trust	3,736	101,843
Pennsylvania Real Estate Investment Trust (B)	5,273	62,696
PS Business Parks, Inc.	1,501	187,760
Ramco-Gershenson Properties Trust	5,986	88,174
Retail Opportunity Investments Corp.	8,277	165,126
Saul Centers, Inc.	909	56,131
Summit Hotel Properties, Inc.	7,862	119,738
Universal Health Realty Income Trust	953	71,580
Urstadt Biddle Properties, Inc., Class A	2,243	48,763
Whitestone REIT	2,906	41,875

		3,253,541

Food & Staples Retailing - 0.3%
Andersons, Inc.	1,989	61,957
SpartanNash Co.	2,789	74,411
SUPERVALU, Inc. (A)	2,893	62,489

		198,857

Food Products - 1.6%
B&G Foods, Inc. (B)	5,016	176,312
Bob Evans Farms, Inc.	1,512	119,176
Cal-Maine Foods, Inc. (A)	2,245	99,790
Calavo Growers, Inc.	1,190	100,436
Darling Ingredients, Inc. (A)	12,424	225,247
J&J Snack Foods Corp.	1,126	170,961
John B Sanfilippo & Son, Inc.	656	41,492
Seneca Foods Corp., Class A (A)	511	15,713

		949,127

Gas Utilities - 1.0%
Northwest Natural Gas Co.	2,166	129,202
South Jersey Industries, Inc.	5,995	187,224
Spire, Inc.	3,641	273,621

		590,047

Health Care Equipment & Supplies - 4.6%
Abaxis, Inc.	1,712	84,778
Analogic Corp.	942	78,893
AngioDynamics, Inc. (A)	2,769	46,048
Anika Therapeutics, Inc. (A)	1,106	59,624
Cantel Medical Corp.	2,689	276,617
CONMED Corp.	1,875	95,569
CryoLife, Inc. (A)	2,507	48,009
Cutera, Inc. (A)	1,045	47,391
Haemonetics Corp. (A)	3,984	231,391
Heska Corp. (A)	492	39,463
ICU Medical, Inc. (A)	1,139	246,024
Inogen, Inc. (A)	1,291	153,732
Integer Holdings Corp. (A)	2,126	96,308
Integra LifeSciences Holdings Corp. (A)	4,795	229,489
Invacare Corp.	2,476	41,721
Lantheus Holdings, Inc. (A)	2,235	45,706
LeMaitre Vascular, Inc.	1,148	36,552
Meridian Bioscience, Inc.	3,183	44,562
Merit Medical Systems, Inc. (A)	3,786	163,555
Natus Medical, Inc. (A)	2,350	89,770
Neogen Corp. (A)	2,884	237,094

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (A)	4,575	$ 86,285
Orthofix International NV (A)	1,371	74,994
Surmodics, Inc. (A)	989	27,692
Tactile Systems Technology, Inc. (A) (B)	1,095	31,733
Varex Imaging Corp. (A)	2,831	113,721

		2,726,721

Health Care Providers & Services - 3.1%
Aceto Corp.	2,271	23,459
Almost Family, Inc. (A)	948	52,472
Amedisys, Inc. (A)	2,150	113,326
AMN Healthcare Services, Inc. (A)	3,603	177,448
BioTelemetry, Inc. (A)	2,319	69,338
Chemed Corp.	1,204	292,596
Community Health Systems, Inc. (A) (B)	8,654	36,866
CorVel Corp. (A)	725	38,352
Cross Country Healthcare, Inc. (A)	2,752	35,116
Diplomat Pharmacy, Inc. (A)	3,637	72,995
Ensign Group, Inc.	3,628	80,542
HealthEquity, Inc. (A)	3,878	180,947
Kindred Healthcare, Inc.	6,564	63,671
LHC Group, Inc. (A)	1,227	75,154
Magellan Health, Inc. (A)	1,813	175,045
Providence Service Corp. (A)	843	50,024
Quorum Health Corp. (A)	2,142	13,366
Select Medical Holdings Corp. (A)	8,075	142,524
Tivity Health, Inc. (A)	2,570	93,933
US Physical Therapy, Inc.	949	68,518

		1,855,692

Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	840	25,242
HealthStream, Inc. (A)	1,925	44,583
HMS Holdings Corp. (A)	6,342	107,497
Omnicell, Inc. (A)	2,861	138,759
Quality Systems, Inc. (A)	3,554	48,263

		364,344

Hotels, Restaurants & Leisure - 3.0%
Belmond, Ltd., Class A (A)	6,330	77,542
Biglari Holdings, Inc. (A)	76	31,494
BJ’s Restaurants, Inc.	1,354	49,286
Boyd Gaming Corp.	6,193	217,065
Chuy’s Holdings, Inc. (A)	1,276	35,792
Dave & Buster’s Entertainment, Inc. (A)	3,100	171,027
DineEquity, Inc.	1,357	68,841
El Pollo Loco Holdings, Inc. (A)	1,633	16,167
Fiesta Restaurant Group, Inc. (A) (B)	2,041	38,779
Marcus Corp.	1,451	39,685
Marriott Vacations Worldwide Corp.	1,779	240,538
Monarch Casino & Resort, Inc. (A)	855	38,321
Penn National Gaming, Inc. (A)	6,322	198,068
Red Robin Gourmet Burgers, Inc. (A)	976	55,046
Ruth’s Hospitality Group, Inc.	2,194	47,500
Scientific Games Corp., Class A (A)	3,989	204,636
Shake Shack, Inc., Class A (A) (B)	1,383	59,746
Sonic Corp.	3,036	83,429
Wingstop, Inc. (B)	2,195	85,561

		1,758,523

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.2%
Cavco Industries, Inc. (A)	640	$ 97,664
Ethan Allen Interiors, Inc.	1,906	54,511
Installed Building Products, Inc. (A)	1,586	120,457
iRobot Corp. (A) (B)	2,103	161,300
La-Z-Boy, Inc.	3,639	113,537
LGI Homes, Inc. (A) (B)	1,312	98,439
M / I Homes, Inc. (A)	2,076	71,414
MDC Holdings, Inc.	3,385	107,914
Meritage Homes Corp. (A)	2,859	146,381
TopBuild Corp. (A)	2,681	203,059
Universal Electronics, Inc. (A)	1,079	50,983
William Lyon Homes, Class A (A)	2,100	61,068

		1,286,727

Household Products - 0.4%
Central Garden & Pet Co. (A)	780	30,358
Central Garden & Pet Co., Class A (A)	2,634	99,328
WD-40 Co.	1,053	124,254

		253,940

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,697	92,642

Insurance - 3.2%
American Equity Investment Life Holding Co.	6,722	206,567
AMERISAFE, Inc.	1,452	89,443
eHealth, Inc. (A)	1,236	21,469
Employers Holdings, Inc.	2,446	108,602
HCI Group, Inc.	598	17,880
Horace Mann Educators Corp.	3,067	135,255
Infinity Property & Casualty Corp.	824	87,344
Maiden Holdings, Ltd.	5,234	34,544
Navigators Group, Inc.	1,691	82,352
ProAssurance Corp.	4,028	230,200
RLI Corp.	2,925	177,431
Safety Insurance Group, Inc.	1,148	92,299
Selective Insurance Group, Inc.	4,404	258,515
Stewart Information Services Corp.	1,791	75,759
Third Point Reinsurance, Ltd. (A)	6,561	96,119
United Fire Group, Inc.	1,595	72,700
United Insurance Holdings Corp.	1,548	26,703
Universal Insurance Holdings, Inc.	2,416	66,078

		1,879,260

Internet & Catalog Retail - 0.1%
PetMed Express, Inc. (B)	1,554	70,707

Internet & Direct Marketing Retail - 0.4%
FTD Cos., Inc. (A)	1,267	9,110
Nutrisystem, Inc.	2,266	119,191
Shutterfly, Inc. (A)	2,477	123,231

		251,532

Internet Software & Services - 1.2%
Alarm.com Holdings, Inc. (A)	1,884	71,121
Blucora, Inc. (A)	3,479	76,886
DHI Group, Inc. (A)	3,562	6,768
Liquidity Services, Inc. (A)	1,925	9,336
LivePerson, Inc. (A)	4,131	47,507
NIC, Inc.	4,998	82,967
QuinStreet, Inc. (A)	2,690	22,542
Shutterstock, Inc. (A)	1,386	59,640

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
SPS Commerce, Inc. (A)	1,299	$ 63,118
Stamps.com, Inc. (A)	1,226	230,488
XO Group, Inc. (A)	1,822	33,634

		704,007

IT Services - 1.6%
CACI International, Inc., Class A (A)	1,857	245,774
Cardtronics PLC, Class A (A)	3,446	63,820
CSG Systems International, Inc.	2,529	110,821
ExlService Holdings, Inc. (A)	2,560	154,496
ManTech International Corp., Class A	1,946	97,670
Perficient, Inc. (A)	2,633	50,211
Sykes Enterprises, Inc. (A)	3,009	94,633
TeleTech Holdings, Inc.	1,072	43,148
Virtusa Corp. (A)	2,060	90,805

		951,378

Leisure Products - 0.4%
Callaway Golf Co.	7,131	99,335
Nautilus, Inc. (A)	2,316	30,918
Sturm Ruger & Co., Inc.	1,315	73,443
Vista Outdoor, Inc. (A)	4,324	63,001

		266,697

Life Sciences Tools & Services - 0.3%
Cambrex Corp. (A)	2,472	118,656
Luminex Corp.	3,090	60,873

		179,529

Machinery - 5.6%
Actuant Corp., Class A	4,512	114,154
Alamo Group, Inc.	719	81,154
Albany International Corp., Class A	2,187	134,391
Astec Industries, Inc.	1,444	84,474
Barnes Group, Inc.	3,720	235,364
Briggs & Stratton Corp.	3,233	82,021
Chart Industries, Inc. (A)	2,321	108,762
CIRCOR International, Inc.	1,239	60,315
EnPro Industries, Inc.	1,609	150,458
ESCO Technologies, Inc.	1,949	117,427
Federal Signal Corp.	4,525	90,907
Franklin Electric Co., Inc.	2,917	133,890
Greenbrier Cos., Inc. (B)	2,165	115,395
Harsco Corp. (A)	6,068	113,168
Hillenbrand, Inc.	4,754	212,504
John Bean Technologies Corp.	2,381	263,815
Lindsay Corp.	802	70,736
Lydall, Inc. (A)	1,301	66,026
Mueller Industries, Inc.	4,360	154,475
Proto Labs, Inc. (A)	1,869	192,507
SPX Corp. (A)	3,214	100,887
SPX FLOW, Inc. (A)	3,190	151,685
Standex International Corp.	965	98,285
Tennant Co.	1,347	97,860
Titan International, Inc.	3,738	48,145
Wabash National Corp.	4,449	96,543
Watts Water Technologies, Inc., Class A	2,095	159,115

		3,334,463

Marine - 0.2%
Matson, Inc.	3,202	95,548

	Shares	Value
COMMON STOCKS (continued)
Media - 0.9%
EW Scripps Co., Class A (A)	4,169	$ 65,161
Gannett Co., Inc.	8,431	97,715
New Media Investment Group, Inc.	4,016	67,389
Scholastic Corp.	2,088	83,750
Time, Inc.	7,511	138,578
World Wrestling Entertainment, Inc., Class A	2,954	90,333

		542,926

Metals & Mining - 0.9%
AK Steel Holding Corp. (A) (B)	23,744	134,391
Century Aluminum Co. (A)	3,755	73,748
Haynes International, Inc.	944	30,255
Kaiser Aluminum Corp.	1,275	136,234
Materion Corp.	1,512	73,483
Olympic Steel, Inc.	687	14,764
SunCoke Energy, Inc. (A)	4,851	58,163
TimkenSteel Corp. (A)	2,945	44,735

		565,773

Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc. (B)	7,353	135,663
ARMOUR Residential REIT, Inc. (B)	3,158	81,224
Capstead Mortgage Corp.	7,249	62,704
Invesco Mortgage Capital, Inc.	8,416	150,057

		429,648

Multi-Utilities - 0.4%
Avista Corp.	4,858	250,138

Multiline Retail - 0.5%
Fred’s, Inc., Class A	2,700	10,935
JC Penney Co., Inc. (A)	23,466	74,153
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,706	197,344

		282,432

Oil, Gas & Consumable Fuels - 1.5%
Bill Barrett Corp. (A)	7,338	37,644
Carrizo Oil & Gas, Inc. (A)	5,836	124,190
Cloud Peak Energy, Inc. (A)	5,661	25,192
CONSOL Energy, Inc. (A)	1,953	77,163
Denbury Resources, Inc. (A)	30,335	67,040
Green Plains, Inc.	2,919	49,185
Par Pacific Holdings, Inc. (A)	1,900	36,632
PDC Energy, Inc. (A)	4,969	256,102
REX American Resources Corp. (A)	436	36,097
SRC Energy, Inc. (A)	18,204	155,280

		864,525

Paper & Forest Products - 1.2%
Boise Cascade Co.	2,907	115,989
Clearwater Paper Corp. (A)	1,240	56,296
Deltic Timber Corp.	818	74,888
KapStone Paper and Packaging Corp.	6,582	149,345
Neenah Paper, Inc.	1,269	115,035
P.H. Glatfelter Co.	3,288	70,495
Schweitzer-Mauduit International, Inc.	2,317	105,099

		687,147

Personal Products - 0.2%
Inter Parfums, Inc.	1,294	56,224
Medifast, Inc.	792	55,290

		111,514

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.6%
Amphastar Pharmaceuticals, Inc. (A)	2,670	$ 51,371
ANI Pharmaceuticals, Inc. (A)	676	43,568
Corcept Therapeutics, Inc. (A) (B)	7,145	129,039
Depomed, Inc. (A)	4,749	38,229
Impax Laboratories, Inc. (A)	5,590	93,073
Innoviva, Inc. (A)	5,540	78,613
Lannett Co., Inc. (A)	2,273	52,734
Medicines Co. (A) (B)	4,839	132,298
Nektar Therapeutics (A)	11,878	709,354
Phibro Animal Health Corp., Class A	1,477	49,480
Sucampo Pharmaceuticals, Inc., Class A (A)	1,900	34,105
Supernus Pharmaceuticals, Inc. (A)	3,867	154,100

		1,565,964

Professional Services - 2.3%
Exponent, Inc.	1,947	138,432
Forrester Research, Inc.	746	32,973
FTI Consulting, Inc. (A)	2,863	122,995
Heidrick & Struggles International, Inc.	1,417	34,787
Insperity, Inc.	2,798	160,465
Kelly Services, Inc., Class A	2,296	62,612
Korn / Ferry International	4,261	176,320
Navigant Consulting, Inc. (A)	3,464	67,236
On Assignment, Inc. (A)	3,688	237,028
Resources Connection, Inc.	2,136	33,001
TrueBlue, Inc. (A)	3,120	85,800
WageWorks, Inc. (A)	2,995	185,690

		1,337,339

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	2,764	134,441
RE/MAX Holdings, Inc., Class A	1,335	64,747

		199,188

Road & Rail - 0.6%
ArcBest Corp.	1,934	69,141
Heartland Express, Inc.	3,770	87,992
Marten Transport, Ltd.	2,918	59,235
Roadrunner Transportation Systems, Inc. (A)	2,371	18,280
Saia, Inc. (A)	1,923	136,052

		370,700

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (A)	2,991	201,833
Axcelis Technologies, Inc. (A)	2,369	67,990
Brooks Automation, Inc.	5,303	126,476
Cabot Microelectronics Corp.	1,913	179,975
CEVA, Inc. (A)	1,657	76,471
Cohu, Inc.	2,134	46,841
Diodes, Inc. (A)	2,906	83,315
DSP Group, Inc. (A)	1,684	21,050
Kopin Corp. (A)	4,603	14,730
Kulicke & Soffa Industries, Inc. (A)	5,326	129,608
MaxLinear, Inc. (A)	4,596	121,426
Nanometrics, Inc. (A)	1,931	48,120
PDF Solutions, Inc. (A)	2,072	32,530
Photronics, Inc. (A)	5,200	44,330
Power Integrations, Inc.	2,242	164,899
Rambus, Inc. (A)	8,280	117,742
Rudolph Technologies, Inc. (A)	2,383	56,954

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. (A)	4,993	$ 170,761
SolarEdge Technologies, Inc. (A)	2,725	102,324
Veeco Instruments, Inc. (A)	3,643	54,099
Xperi Corp.	3,720	90,768

		1,952,242

Software - 1.8%
8x8, Inc. (A)	6,936	97,798
Agilysys, Inc. (A)	1,155	14,183
Barracuda Networks, Inc. (A)	3,073	84,508
Bottomline Technologies de, Inc. (A)	2,655	92,075
Ebix, Inc.	1,661	131,634
MicroStrategy, Inc., Class A (A)	710	93,223
Monotype Imaging Holdings, Inc.	3,148	75,867
Progress Software Corp.	3,606	153,507
Qualys, Inc. (A)	2,403	142,618
Synchronoss Technologies, Inc. (A) (B)	3,297	29,475
TiVo Corp.	9,206	143,614
VASCO Data Security International, Inc. (A)	2,272	31,581

		1,090,083

Specialty Retail - 4.2%
Abercrombie & Fitch Co., Class A	5,130	89,416
Asbury Automotive Group, Inc. (A)	1,399	89,536
Ascena Retail Group, Inc. (A)	12,863	30,228
Barnes & Noble Education, Inc. (A)	2,803	23,097
Barnes & Noble, Inc.	4,276	28,649
Big 5 Sporting Goods Corp.	1,519	11,544
Buckle, Inc. (B)	2,137	50,754
Caleres, Inc.	3,241	108,509
Cato Corp., Class A	1,756	27,956
Chico’s FAS, Inc.	9,640	85,025
Children’s Place, Inc.	1,312	190,699
DSW, Inc., Class A	5,451	116,706
Express, Inc. (A)	5,944	60,332
Finish Line, Inc., Class A	3,032	44,055
Five Below, Inc. (A)	4,164	276,156
Francesca’s Holdings Corp. (A)	2,771	20,256
Genesco, Inc. (A)	1,502	48,815
Group 1 Automotive, Inc.	1,479	104,965
Guess?, Inc.	4,522	76,331
Haverty Furniture Cos., Inc.	1,465	33,182
Hibbett Sports, Inc. (A)	1,440	29,376
Kirkland’s, Inc. (A)	1,208	14,454
Lithia Motors, Inc., Class A	1,812	205,825
Lumber Liquidators Holdings, Inc. (A) (B)	2,149	67,457
MarineMax, Inc. (A)	1,665	31,468
Monro, Inc.	2,472	140,780
Rent-A-Center, Inc. (B)	4,021	44,633
RH (A) (B)	1,418	122,246
Shoe Carnival, Inc.	860	23,005
Sleep Number Corp. (A)	3,004	112,920
Sonic Automotive, Inc., Class A	1,857	34,262
Tailored Brands, Inc.	3,711	81,011
Tile Shop Holdings, Inc.	2,597	24,931
Vitamin Shoppe, Inc. (A)	1,809	7,960
Zumiez, Inc. (A)	1,370	28,530

		2,485,069

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (A)	3,050	$ 73,810
Electronics For Imaging, Inc. (A)	3,446	101,761
Super Micro Computer, Inc. (A)	2,865	59,950

		235,521

Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (A)	5,255	66,423
Fossil Group, Inc. (A) (B)	3,258	25,315
G-III Apparel Group, Ltd. (A)	3,126	115,318
Movado Group, Inc.	1,168	37,610
Oxford Industries, Inc.	1,269	95,416
Perry Ellis International, Inc. (A)	948	23,738
Steven Madden, Ltd. (A)	4,012	187,360
Unifi, Inc. (A)	1,281	45,949
Vera Bradley, Inc. (A)	1,438	17,515
Wolverine World Wide, Inc.	7,217	230,078

		844,722

Thrifts & Mortgage Finance - 1.9%
Bank Mutual Corp.	3,193	34,005
BofI Holding, Inc. (A) (B)	4,225	126,328
Dime Community Bancshares, Inc.	2,315	48,499
HomeStreet, Inc. (A)	2,028	58,711
LendingTree, Inc. (A)	569	193,716
Meta Financial Group, Inc.	685	63,465
NMI Holdings, Inc., Class A (A)	4,030	68,510
Northfield Bancorp, Inc.	3,503	59,831
Northwest Bancshares, Inc.	7,741	129,507
Oritani Financial Corp.	2,967	48,659
Provident Financial Services, Inc.	4,563	123,064
TrustCo Bank Corp.	7,249	66,691
Walker & Dunlop, Inc. (A)	2,132	101,270

		1,122,256

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.2%
Universal Corp.	1,894	$ 99,435

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	2,928	199,397
DXP Enterprises, Inc. (A)	1,194	35,307
Kaman Corp.	2,098	123,446
Veritiv Corp. (A)	840	24,276

		382,426

Water Utilities - 0.5%
American States Water Co.	2,767	160,237
California Water Service Group	3,619	164,122

		324,359

Wireless Telecommunication Services - 0.0% (C)
Spok Holdings, Inc.	1,507	23,585

Total Common Stocks (Cost $53,812,575)		58,926,671

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.30% (D)	2,997,795	2,997,795

Total Securities Lending Collateral (Cost $2,997,795)		2,997,795

Total Investments (Cost $56,810,370)		61,924,466
Net Other Assets (Liabilities) - (4.4)%		(2,593,883)

Net Assets - 100.0%		$ 59,330,583

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Russell 2000® E-Mini	Long	5	03/16/2018	$377,822	$384,125	$6,303	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$58,926,671	$—	$—	$58,926,671
Securities Lending Collateral	2,997,795	—	—	2,997,795

Total Investments	$61,924,466	$—	$—	$61,924,466

Other Financial Instruments
Futures Contracts (F)	$6,303	$—	$—	$6,303

Total Other Financial Instruments	$6,303	$—	$—	$6,303

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,918,143. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at December 31, 2017.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

(unaudited)

MARKET ENVIRONMENT

For US investors, 2017 was a good year to have invested in foreign equities, which generated gains not only from their price appreciation, but also from the decline in the value of the U.S. dollar, relative to the underlying currencies. The MSCI World Ex-US Index was up 24.81% in 2017.

Nonetheless, 2017 was a strong year for domestic equities as well, with the S&P 500® generating a 21.83% return, the S&P MidCap 400® generating a 16.23% return, and the S&P SmallCap 600® generating a 13.15% return. To put this into context, the S&P 500® returned nearly double its historical average calendar year return with less than half its average volatility and lowest ever drawdown. Investors would have to look all the way back to 1964 to find a better return per unit of risk. Risk adjusted returns, as defined by the Sharpe Ratio, were high in the fixed income space as well, where the Bloomberg Barclays US Aggregate Bond Index returned 3.54% in 2017, higher than both of the previous two years, and achieved a 1.64 Sharpe Ratio, or almost twice the ratio of the last 15 years. The Sharpe Ratio is a measure of the excess return (return over cash) per unit of risk (standard deviation) in an investment strategy.

S&P 500® earnings per share increased 10.20% in 2017 and nominal U.S. gross domestic product grew 4.1% through the first three quarters of the year, both at the higher end of near-term ranges. The 10-year moving average price-earnings ratio of the S&P 500® finished 2017 at 28.66, or 18.13% higher than it was at the beginning of the year. By this metric, the price of earnings is now at a level not seen since 2002 and well above its level in 2007 just prior to the financial crisis. Considering current valuations, the flatness of the yield curve, and 2017’s above average risk-adjusted returns, markets may be hard-pressed to generate similar returns in 2018. This is not to suggest the market is on the brink of a sell-off or that volatility is likely to spike, but as the stock market becomes more sensitive to earnings, it may also grow more volatile, making risk management more valuable in the months ahead.

PERFORMANCE OVERVIEW

For the period from inception (July 31, 2017) through December 31, 2017, the DeltaShares® S&P International Managed Risk ETF (NAV) returned 7.18%. By comparison, the Underlying Index and the S&P EPAC Ex. Korea LargeMidCap Index both returned 7.21%.

The Fund’s performance reflects annual operating expenses of the Fund, including management fees, brokerage expenses, and other fees and expenses. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the period, the fund utilized derivatives. These positions added to performance.

STRATEGY REVIEW

The DeltaShares® International Managed Risk ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index (the “Underlying Index”).

The Fund seeks to achieve this investment objective by holding a representative sample of securities similar to those that are included in the Underlying Index – including common stocks, U.S. Treasury bonds, and/or cash – that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Underlying Index. The Underlying Index is designed to simulate, through a rules-based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P EPAC Ex. Korea LargeMidCap Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The Fund may also use derivatives in an effort to gain exposure to underlying securities and markets in a more efficient manner or optimize the execution processes and costs for portfolio transitions.

Blake Graves, CFA, FRM

Louis Ng, FRM

Charles Lowery, CFA

Co-Portfolio Managers

Milliman Financial Risk Management LLC

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	1.7
Preferred Stocks	0.5
Net Other Assets (Liabilities) ^	(1.1)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

(unaudited)

Performance as of December 31, 2017
	Average Annual Total Returns								Cumulative Total Returns
	NAV		Market		S&P EPAC Ex. Korea LargeMidCap Index (A)		S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index (A)(B)(C)(D)		NAV		Market		S&P EPAC Ex. Korea LargeMidCap Index (A)		S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index (A)(B)(C)(D)		Inception Date
10 Years or Since Inception	6.97	%(E)	7.18	%(E)	7.21	%(E)	7.21	%(E)	6.97	%(E)	7.18	%(E)	7.21	%(E)	7.21	%(E)	07/31/2017

(A) The S&P EPAC Ex. Korea LargeMidCap Index is designed to measure the performance of developed markets within the Europe and Asia Pacific regions, excluding Korea.

(B) The S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index is comprised of weightings amongst the S&P EPAC Ex. Korea LargeMidCap Index, the S&P U.S. Treasury Bond Current 5-Year Index, and the S&P U.S. Treasury Bill 0-3 Month Index. The S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index rebalances on a daily basis.

(C) The S&P U.S. Treasury Bond Current 5-Year Index is a one-security index comprising the most recently issued 5-year U.S. Treasury note or bond.

(D) The S&P U.S. Treasury Bill 0-3 Month Index is designed to measure the performance of U.S. Treasury bills maturing in 0 to 3 months.

(E) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. You cannot invest directly in an index.

The performance data presented represents past performance, future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. The Fund’s investment return and net asset value will fluctuate. Past performance does not guarantee future results. Investors’ shares when sold may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.deltashares.com for performance data current to the most recent month end. Fund performance is net of investment fees and Fund expenses.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Fund shares are bought and sold at Market Price, not Net Asset Value (“NAV”), and are not individually redeemed from the fund. Net Asset Value is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in the portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

Exchange-Traded Funds (ETFs) are subject to market risk, including the loss of principal. Because fund shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Shares of DeltaShares® ETFs may be bought and sold throughout the day on the exchange through any brokerage account. Buying and selling shares of ETFs will result in brokerage commissions. Diversification and asset allocation may not protect against market risk or loss of principal. Investing involves risk, including the possible loss of principal. There is no guarantee the investment objective will be achieved. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. The principal risks include risks related to: Equity securities, geographic focus, index tracking, leveraging, derivatives such as futures, forwards, swaps, options, and investing in underlying exchange traded funds. The use of derivatives may produce disproportionate gains or losses, may increase costs, and amplify risks.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At December 31, 2017

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 6.6%
AGL Energy, Ltd.	10,212	$ 194,571
Amcor, Ltd. (A)	18,193	219,421
AMP, Ltd.	45,953	186,540
APA Group	17,342	112,989
Aristocrat Leisure, Ltd.	10,028	185,889
Atlassian Corp. PLC, Class A (B)	2,528	115,075
AusNet Services	29,094	41,074
Australia & New Zealand Banking Group, Ltd. (A)	45,608	1,025,222
Bendigo & Adelaide Bank, Ltd.	7,602	69,389
BHP Billiton PLC	32,751	674,527
BHP Billiton, Ltd.	49,840	1,152,708
BlueScope Steel, Ltd.	8,786	105,622
Boral, Ltd.	18,538	112,951
Brambles, Ltd. (A)	24,908	196,182
Caltex Australia, Ltd.	4,094	109,032
Challenger, Ltd.	9,062	99,442
CIMIC Group, Ltd.	1,541	62,012
Coca-Cola Amatil, Ltd.	8,135	54,147
Cochlear, Ltd.	897	120,133
Commonwealth Bank of Australia (A)	27,232	1,711,203
Computershare, Ltd.	8,050	102,630
Crown Resorts, Ltd.	5,934	60,429
CSL, Ltd.	7,038	777,824
Dexus, REIT	16,376	124,883
Domino’s Pizza Enterprises, Ltd.	1,035	37,805
Flight Centre Travel Group, Ltd.	920	31,834
Fortescue Metals Group, Ltd.	26,449	100,953
Goodman Group, REIT	25,580	168,462
GPT Group, REIT	29,232	116,834
Harvey Norman Holdings, Ltd.	9,752	31,807
Iluka Resources, Ltd.	6,578	52,324
Incitec Pivot, Ltd.	26,311	80,259
Insurance Australia Group, Ltd.	36,937	209,166
LendLease Group	9,131	116,769
Macquarie Group, Ltd.	4,945	385,342
Medibank Pvt, Ltd. (A)	43,124	110,970
Mirvac Group, REIT	59,776	109,871
National Australia Bank, Ltd. (A)	41,698	964,399
Newcrest Mining, Ltd.	11,891	212,238
Oil Search, Ltd.	20,711	126,191
Orica, Ltd. (A)	5,888	83,356
Origin Energy, Ltd. (B)	27,336	201,408
Qantas Airways, Ltd.	15,386	60,652
QBE Insurance Group, Ltd.	21,320	178,094
Ramsay Health Care, Ltd. (A)	2,070	113,528
REA Group, Ltd. (A)	828	49,640
Santos, Ltd. (B)	27,461	117,058
Scentre Group, REIT	83,649	274,135
SEEK, Ltd. (A)	5,625	83,636
Sonic Healthcare, Ltd.	6,900	123,372
South32, Ltd.	81,280	221,870
Stockland, REIT (A)	39,205	137,376
Suncorp Group, Ltd.	20,272	219,761
Sydney Airport (A)	17,296	95,373
Telstra Corp., Ltd. (A)	64,812	184,015
Transurban Group	34,661	336,979
Treasury Wine Estates, Ltd.	11,389	142,170
Vicinity Centres, REIT	51,984	110,593

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H Soul Pattinson & Co., Ltd.	1,932	$ 26,898
Wesfarmers, Ltd.	17,641	612,903
Westfield Corp., REIT	30,244	224,489
Westpac Banking Corp.	52,738	1,293,157
Woodside Petroleum, Ltd. (A)	13,104	339,047
Woolworths Group, Ltd.	20,332	434,143

		16,132,772

Austria - 0.4%
ams AG (B)	989	89,766
Andritz AG	1,173	66,321
BUWOG AG (B)	2,047	70,669
CA Immobilien Anlagen AG	1,426	44,187
Erste Group Bank AG (B)	5,405	234,333
IMMOFINANZ AG (B)	17,414	44,895
Lenzing AG	207	26,311
OMV AG	2,300	145,908
Raiffeisen Bank International AG (B)	2,139	77,569
Verbund AG	2,093	50,630
voestalpine AG	1,863	111,508
Wienerberger AG	1,955	47,350

		1,009,447

Belgium - 1.4%
Ackermans & van Haaren NV	391	68,150
Ageas	3,128	152,930
Anheuser-Busch InBev SA	15,525	1,736,169
bpost SA	1,679	51,180
Colruyt SA	943	49,099
Groupe Bruxelles Lambert SA	1,288	139,181
KBC Group NV	5,313	453,671
Proximus SADP	2,461	80,824
Sofina SA	322	50,710
Solvay SA	1,127	156,848
Telenet Group Holding NV (B)	897	62,570
UCB SA	2,001	159,017
Umicore SA	2,944	139,479

		3,299,828

Bermuda - 0.0% (C)
Golar LNG, Ltd.	2,300	68,563

Chile - 0.0% (C)
Antofagasta PLC	5,313	72,231

China - 0.1%
ENN Energy Holdings, Ltd.	23,000	164,027
Fosun International, Ltd.	34,500	76,438

		240,465

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	46	76,860
AP Moller - Maersk A/S, Class B	92	160,841
Carlsberg A/S, Class B	1,679	201,738
Chr Hansen Holding A/S	1,518	142,487
Coloplast A/S, Class B	1,840	146,449
Danske Bank A/S	11,385	443,619
DSV A/S	2,990	235,616
Genmab A/S (B)	943	156,498
H. Lundbeck A/S	920	46,739
ISS A/S	2,944	114,096
Novo Nordisk A/S, Class B	28,082	1,514,971

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, Class B	3,519	$ 201,194
Orsted A/S (D)	3,266	178,407
Pandora A/S	1,748	190,435
TDC A/S	13,317	81,894
Tryg A/S	1,856	46,457
Vestas Wind Systems A/S	3,358	232,229
William Demant Holding A/S (B)	1,725	48,269

		4,218,799

Finland - 1.1%
Amer Sports OYJ (A) (B)	1,978	54,843
Cargotec OYJ, B Shares	644	36,501
Elisa OYJ	2,461	96,693
Fortum OYJ	6,785	134,433
Huhtamaki OYJ	1,541	64,765
Kesko OYJ, Class B	1,127	61,237
Kone OYJ, Class B	6,279	337,633
Metso OYJ	2,001	68,408
Neste OYJ	2,001	128,189
Nokia OYJ	91,285	426,841
Nokian Renkaat OYJ	1,840	83,518
Orion OYJ, Class B	1,633	60,945
Outokumpu OYJ	4,945	45,960
Sampo OYJ, Class A	7,521	413,630
Stora Enso OYJ, Class R	9,062	143,855
UPM-Kymmene OYJ	8,349	259,760
Wartsila OYJ Abp	2,369	149,631

		2,566,842

France - 9.1%
Accor SA	2,898	149,637
Aeroports de Paris	506	96,305
Air Liquide SA	6,636	837,092
Airbus SE	9,361	932,977
Amundi SA (D)	805	68,293
Atos SE	1,449	211,144
AXA SA	30,083	893,519
BNP Paribas SA	17,779	1,328,977
Bollore SA	14,720	80,036
Bouygues SA	3,406	177,135
Bureau Veritas SA	4,232	115,814
Capgemini SE	2,507	297,699
Carrefour SA	9,177	198,796
Christian Dior SE	184	67,289
Cie de Saint-Gobain	8,625	476,210
Cie Generale des Etablissements Michelin	2,806	402,817
CNP Assurances	2,507	57,965
Credit Agricole SA	18,952	314,054
Danone SA	9,775	821,061
Dassault Aviation SA	46	71,692
Dassault Systemes SE	2,162	229,991
Electricite de France SA	5,359	67,054
Engie SA	25,023	430,733
Essilor International Cie Generale d’Optique SA	3,128	431,764
Hermes International	460	246,494
Iliad SA	437	104,819
Kering	1,173	553,556
Klepierre SA, REIT	3,381	148,856
L’Oreal SA	3,795	842,824

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Legrand SA	4,140	$ 319,109
LVMH Moet Hennessy Louis Vuitton SE	4,186	1,233,515
Natixis SA, Class A	14,168	112,217
Orange SA	33,372	580,058
Pernod Ricard SA	3,266	517,483
Peugeot SA	8,625	175,601
Publicis Groupe SA	3,404	231,558
Renault SA	2,990	301,270
Safran SA	5,060	521,993
Sanofi	17,802	1,535,912
Schneider Electric SE (B)	8,625	733,890
Societe Generale SA	11,753	607,565
Sodexo SA	1,426	191,868
Suez	6,509	114,622
Thales SA	1,656	178,729
TOTAL SA	39,175	2,166,019
Unibail-Rodamco SE, REIT	1,564	394,391
Valeo SA	3,703	276,888
Veolia Environnement SA	8,763	223,869
Vinci SA	8,050	823,098
Vivendi SA	11,868	319,510

		22,213,768

Germany - 8.3%
adidas AG	2,829	567,819
Allianz SE, Class A	6,969	1,602,544
BASF SE	14,237	1,568,368
Bayer AG	12,857	1,605,624
Bayerische Motoren Werke AG	5,336	556,361
Beiersdorf AG	1,541	181,157
Commerzbank AG (B)	16,353	245,557
Continental AG	1,679	453,733
Covestro AG (D)	1,472	152,065
Daimler AG	15,456	1,314,017
Deutsche Bank AG	32,176	613,362
Deutsche Boerse AG	3,013	350,223
Deutsche Lufthansa AG	3,956	145,931
Deutsche Post AG	14,950	713,591
Deutsche Telekom AG	50,300	893,622
Deutsche Wohnen SE	5,543	242,679
E.ON SE	34,200	372,111
Evonik Industries AG	2,323	87,505
Fresenius Medical Care AG & Co. KGaA	3,358	353,954
Fresenius SE & Co. KGaA	6,417	501,399
GEA Group AG	2,737	131,496
Hannover Rueck SE	943	118,784
HeidelbergCement AG	2,116	229,316
Henkel AG & Co. KGaA	1,587	190,567
HOCHTIEF AG	299	52,994
Infineon Technologies AG	17,572	481,829
Innogy SE (D)	1,955	76,707
Linde AG	2,875	626,247
MAN SE	552	63,235
Merck KGaA	2,001	215,651
METRO AG (B)	2,668	53,342
Muenchener Rueckversicherungs-Gesellschaft AG	2,415	524,163
ProSiebenSat.1 Media SE	3,680	126,846

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG (B)	8,119	$ 165,738
SAP SE	15,502	1,739,554
Siemens AG	13,202	1,841,322
Telefonica Deutschland Holding AG	12,581	63,239
thyssenkrupp AG	6,021	175,075
TUI AG	7,061	147,097
United Internet AG	1,978	136,193
Volkswagen AG	483	97,844
Vonovia SE	7,590	377,232
Zalando SE (B) (D)	1,886	99,908

		20,256,001

Hong Kong - 3.4%
AIA Group, Ltd.	188,600	1,607,996
ASM Pacific Technology, Ltd.	4,600	64,081
Bank of East Asia, Ltd.	23,400	101,325
BOC Hong Kong Holdings, Ltd.	57,500	291,277
Cathay Pacific Airways, Ltd. (B)	23,000	35,659
CK Asset Holdings, Ltd.	46,000	401,904
CK Hutchison Holdings, Ltd.	46,000	577,258
CK Infrastructure Holdings, Ltd.	11,500	98,784
CLP Holdings, Ltd.	34,500	352,842
Dairy Farm International Holdings, Ltd.	4,600	36,156
Galaxy Entertainment Group, Ltd.	46,000	368,951
Hang Lung Group, Ltd.	23,000	84,588
Hang Lung Properties, Ltd.	23,000	56,196
Hang Seng Bank, Ltd.	11,500	285,393
Henderson Land Development Co., Ltd.	23,000	151,523
HK Electric Investments & HK Electric Investments, Ltd. (A) (D)	46,000	42,073
HKT Trust & HKT, Ltd.	46,000	58,608
Hong Kong & China Gas Co., Ltd.	138,000	270,446
Hong Kong Exchanges & Clearing, Ltd.	18,500	567,498
Hongkong Land Holdings, Ltd.	18,400	129,536
Jardine Matheson Holdings, Ltd.	4,600	279,450
Jardine Strategic Holdings, Ltd.	2,300	91,034
Kerry Properties, Ltd.	11,500	51,709
Li & Fung, Ltd.	92,000	50,488
Link REIT	34,500	319,743
Melco Resorts & Entertainment, Ltd., ADR	2,301	66,821
MTR Corp., Ltd.	23,000	134,752
New World Development Co., Ltd.	92,000	138,165
NWS Holdings, Ltd.	23,000	41,485
PCCW, Ltd.	69,000	40,073
Power Assets Holdings, Ltd.	23,000	194,038
Shangri-La Asia, Ltd.	46,000	104,389
Sino Land Co., Ltd.	46,000	81,440
SJM Holdings, Ltd.	46,000	41,191
Sun Hung Kai Properties, Ltd.	23,000	383,662
Swire Pacific, Ltd., Class B	57,500	89,443
Swire Properties, Ltd.	18,400	59,315
Techtronic Industries Co., Ltd.	23,000	149,905
VTech Holdings, Ltd.	2,300	30,128
Wharf Holdings, Ltd.	23,000	79,439
Wharf Real Estate Investment Co., Ltd. (B)	23,000	152,994
Wheelock & Co., Ltd.	23,000	164,174
Yue Yuen Industrial Holdings, Ltd.	11,500	45,163

		8,371,095

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.7%
AerCap Holdings NV (B)	2,135	$ 112,322
Bank of Ireland Group PLC (B)	15,548	132,464
CRH PLC	13,639	490,594
DCC PLC	1,449	146,324
Glanbia PLC	3,864	69,134
James Hardie Industries PLC, CDI	6,969	123,297
Kerry Group PLC, Class A	2,622	294,574
Kingspan Group PLC	2,484	108,365
Paddy Power Betfair PLC	1,403	167,125
Smurfit Kappa Group PLC	4,255	144,034

		1,788,233

Israel - 0.6%
Azrieli Group, Ltd.	736	41,192
Bank Hapoalim BM	18,929	139,528
Bank Leumi Le-Israel BM	25,001	151,015
Bezeq Israeli Telecommunication Corp., Ltd.	38,639	58,543
Check Point Software Technologies, Ltd. (B)	2,300	238,326
Elbit Systems, Ltd.	460	61,613
Frutarom Industries, Ltd.	667	62,730
Israel Chemicals, Ltd.	10,465	42,503
Israel Discount Bank, Ltd., A Shares (B)	24,219	70,530
Mizrahi Tefahot Bank, Ltd.	3,542	65,450
Nice, Ltd.	1,143	103,546
Teva Pharmaceutical Industries, Ltd., ADR	14,316	271,288
Tower Semiconductor, Ltd. (B)	1,610	55,419

		1,361,683

Italy - 2.2%
A2A SpA	26,380	48,846
Assicurazioni Generali SpA	21,228	387,457
Atlantia SpA	7,383	233,340
Banca Mediolanum SpA	4,554	39,455
Banco BPM SpA (B)	23,781	74,817
Brembo SpA	2,553	38,842
Davide Campari-Milano SpA	9,453	73,158
Enel SpA	120,195	740,414
Eni SpA	39,743	658,583
Ferrari NV	1,978	207,710
FinecoBank Banca Fineco SpA	6,417	65,767
Intesa Sanpaolo SpA	239,010	792,824
Leonardo SpA	6,233	74,247
Luxottica Group SpA	2,254	138,443
Mediobanca SpA	9,821	111,562
Moncler SpA	2,668	83,553
Poste Italiane SpA (D)	7,797	58,751
Prysmian SpA	3,473	113,393
Recordati SpA	1,725	76,765
Snam SpA	35,465	173,752
Telecom Italia SpA (B)	155,752	134,753
Telecom Italia SpA	112,375	80,424
Terna Rete Elettrica Nazionale SpA	23,022	133,912
UniCredit SpA (B)	32,866	614,872
Unione di Banche Italiane SpA	16,077	70,387
UnipolSai Assicurazioni SpA	17,250	40,330
Yoox Net-A-Porter Group SpA (A) (B)	943	32,974

		5,299,331

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Japan - 26.2%
Acom Co., Ltd. (A) (B)	6,900	$ 29,095
Activia Properties, Inc., REIT	23	96,369
Advance Residence Investment Corp., REIT	23	56,576
Advantest Corp.	2,300	42,692
Aeon Co., Ltd.	13,800	233,063
AEON Financial Service Co., Ltd.	2,300	53,575
Aeon Mall Co., Ltd.	2,300	45,000
Air Water, Inc.	2,300	48,552
Aisin Seiki Co., Ltd.	2,300	129,241
Ajinomoto Co., Inc.	9,200	173,220
Alfresa Holdings Corp.	4,600	108,089
Alps Electric Co., Ltd.	2,300	65,743
Amada Holdings Co., Ltd.	6,900	93,960
ANA Holdings, Inc.	2,300	96,083
Aozora Bank, Ltd.	2,300	89,530
Asahi Glass Co., Ltd.	4,600	199,272
Asahi Group Holdings, Ltd.	6,900	342,397
Asahi Kasei Corp.	23,000	296,764
Asics Corp.	2,300	36,669
Astellas Pharma, Inc.	32,200	410,754
Azbil Corp.	2,300	99,840
Bandai Namco Holdings, Inc.	4,600	150,475
Benesse Holdings, Inc.	2,300	81,158
Bridgestone Corp.	11,500	534,727
Brother Industries, Ltd.	4,600	113,520
Calbee, Inc.	2,300	74,829
Canon, Inc.	16,100	600,266
Casio Computer Co., Ltd.	4,600	66,193
Central Japan Railway Co.	2,300	412,020
Chiba Bank, Ltd.	23,000	191,514
Chubu Electric Power Co., Inc.	11,500	142,972
Chugai Pharmaceutical Co., Ltd.	2,300	117,807
Chugoku Bank, Ltd.	2,300	30,769
Chugoku Electric Power Co., Inc.	4,600	49,451
Citizen Watch Co., Ltd.	4,600	33,770
Coca-Cola Bottlers Japan, Inc.	2,300	84,017
COMSYS Holdings Corp.	2,300	66,662
Concordia Financial Group, Ltd.	20,700	124,953
Credit Saison Co., Ltd.	2,300	41,855
CyberAgent, Inc.	2,300	89,836
Dai-ichi Life Holdings, Inc.	18,400	379,597
Daicel Corp.	4,600	52,350
Daifuku Co., Ltd.	2,300	125,362
Daiichi Sankyo Co., Ltd.	9,200	239,862
Daikin Industries, Ltd.	4,600	544,527
Daito Trust Construction Co., Ltd.	2,300	469,086
Daiwa House Industry Co., Ltd.	11,500	441,727
Daiwa House REIT Investment Corp.	23	54,657
Daiwa Securities Group, Inc.	23,000	144,329
DeNA Co., Ltd.	2,300	47,429
Denso Corp.	9,200	552,327
Dentsu, Inc.	4,600	194,984
DIC Corp.	2,300	86,977
Don Quijote Holdings Co., Ltd.	2,300	120,257
East Japan Railway Co.	6,900	673,462
Ebara Corp.	2,300	87,692
Eisai Co., Ltd.	4,600	261,994
Electric Power Development Co., Ltd.	2,300	61,966

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
FamilyMart UNY Holdings Co., Ltd.	2,300	$ 161,296
FANUC Corp.	2,300	552,490
FUJIFILM Holdings Corp.	6,900	282,064
Fujitsu, Ltd.	23,000	163,889
Fukuoka Financial Group, Inc.	23,000	129,241
Furukawa Electric Co., Ltd.	2,300	113,520
GLP J-REIT	46	49,777
Gunma Bank, Ltd.	6,900	41,774
H2O Retailing Corp.	2,300	48,164
Hachijuni Bank, Ltd.	9,200	52,840
Hakuhodo DY Holdings, Inc.	4,600	59,741
Hamamatsu Photonics KK	2,300	77,381
Hankyu Hanshin Holdings, Inc.	4,600	184,980
Haseko Corp.	4,600	71,501
Hino Motors, Ltd.	4,600	59,618
Hisamitsu Pharmaceutical Co., Inc.	2,300	139,450
Hitachi Chemical Co., Ltd.	2,300	59,087
Hitachi Construction Machinery Co., Ltd.	2,300	83,609
Hitachi High-Technologies Corp.	2,300	96,982
Hitachi Metals, Ltd.	2,300	33,035
Hitachi, Ltd.	69,000	537,728
Hokuhoku Financial Group, Inc.	2,300	35,975
Hokuriku Electric Power Co.	4,600	37,037
Honda Motor Co., Ltd.	27,600	946,216
House Foods Group, Inc.	2,300	76,360
Hoya Corp.	6,800	339,728
Hulic Co., Ltd. (A)	6,900	77,545
Ibiden Co., Ltd.	2,300	34,444
Idemitsu Kosan Co., Ltd.	2,300	92,388
IHI Corp.	2,300	76,565
Iida Group Holdings Co., Ltd.	2,300	43,387
Inpex Corp.	16,100	201,375
Isetan Mitsukoshi Holdings, Ltd.	6,900	85,569
Isuzu Motors, Ltd.	9,200	154,109
ITO En, Ltd.	2,300	90,652
ITOCHU Corp.	25,300	472,312
Itoham Yonekyu Holdings, Inc.	2,300	21,050
Iyo Bank, Ltd.	4,600	36,874
J. Front Retailing Co., Ltd.	4,600	86,692
Japan Airlines Co., Ltd.	2,300	89,999
Japan Airport Terminal Co., Ltd.	2,300	85,344
Japan Exchange Group, Inc.	9,200	160,153
Japan Hotel REIT Investment Corp.	69	46,306
Japan Post Bank Co., Ltd.	6,900	89,856
Japan Post Holdings Co., Ltd.	6,900	79,137
Japan Prime Realty Investment Corp., REIT	23	73,094
Japan Real Estate Investment Corp., REIT	23	109,232
Japan Retail Fund Investment Corp., REIT	46	84,364
Japan Tobacco, Inc. (A)	18,400	593,079
JFE Holdings, Inc.	9,200	220,996
JGC Corp.	4,600	88,978
JSR Corp.	2,300	45,285
JTEKT Corp.	4,600	79,055
JXTG Holdings, Inc.	50,600	326,553
K’s Holdings Corp.	2,300	58,985
Kagome Co., Ltd. (A)	2,300	85,446
Kajima Corp.	23,000	221,323
Kansai Electric Power Co., Inc.	13,800	169,055

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kansai Paint Co., Ltd.	4,600	$ 119,563
Kao Corp.	6,900	466,676
Kawasaki Heavy Industries, Ltd.	2,300	80,750
KDDI Corp.	27,600	687,121
Keisei Electric Railway Co., Ltd.	2,300	73,910
Kewpie Corp.	2,300	61,354
Keyence Corp.	2,300	1,288,735
Kikkoman Corp.	2,300	93,103
Kinden Corp.	2,300	37,527
Kintetsu Group Holdings Co., Ltd.	2,300	88,202
Kirin Holdings Co., Ltd.	13,800	347,971
Kobe Steel, Ltd. (B)	6,900	64,008
Koito Manufacturing Co., Ltd.	2,300	161,704
Komatsu, Ltd.	16,100	582,830
Konami Holdings Corp.	2,300	126,587
Konica Minolta, Inc.	9,200	88,529
Kubota Corp.	18,400	360,895
Kuraray Co., Ltd.	4,600	86,814
Kurita Water Industries, Ltd.	2,300	74,727
Kyocera Corp.	4,600	301,072
Kyowa Hakko Kirin Co., Ltd.	4,600	88,978
Kyushu Electric Power Co., Inc.	6,900	72,338
Kyushu Financial Group, Inc.	6,900	41,774
Kyushu Railway Co.	2,300	71,358
Lion Corp.	4,600	87,182
LIXIL Group Corp.	4,600	124,545
M3, Inc.	2,300	80,954
Makita Corp.	4,600	193,351
Marubeni Corp.	27,600	199,950
Marui Group Co., Ltd.	4,600	84,241
Maruichi Steel Tube, Ltd.	2,300	67,377
Mazda Motor Corp.	9,200	123,443
McDonald’s Holdings Co. Japan, Ltd. (A)	2,300	101,167
Mebuki Financial Group, Inc.	16,100	68,173
Medipal Holdings Corp.	2,300	45,061
MEIJI Holdings Co., Ltd.	2,300	195,801
Minebea Mitsumi, Inc.	6,900	144,738
MISUMI Group, Inc.	4,600	133,937
Mitsubishi Chemical Holdings Corp.	23,000	252,459
Mitsubishi Corp.	25,300	699,147
Mitsubishi Electric Corp.	34,500	573,162
Mitsubishi Estate Co., Ltd.	20,700	360,160
Mitsubishi Gas Chemical Co., Inc.	4,400	126,356
Mitsubishi Heavy Industries, Ltd.	4,600	171,913
Mitsubishi Materials Corp.	2,300	81,873
Mitsubishi Motors Corp.	11,500	83,098
Mitsubishi Tanabe Pharma Corp.	4,600	95,226
Mitsubishi UFJ Financial Group, Inc. (A)	218,500	1,602,915
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,200	54,800
Mitsui & Co., Ltd.	27,600	448,852
Mitsui Chemicals, Inc.	4,600	148,025
Mitsui Fudosan Co., Ltd.	16,100	360,874
Mitsui O.S.K. Lines, Ltd.	2,300	76,769
Mizuho Financial Group, Inc.	393,300	714,329
MonotaRO Co., Ltd. (A)	2,300	73,502
MS&AD Insurance Group Holdings, Inc.	9,200	311,485
Murata Manufacturing Co., Ltd.	2,300	308,708
Nabtesco Corp.	2,300	88,202

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nagoya Railroad Co., Ltd.	4,600	$ 115,847
NEC Corp.	4,600	124,137
Nexon Co., Ltd. (B)	2,300	66,968
NGK Insulators, Ltd.	4,600	86,896
NGK Spark Plug Co., Ltd.	2,300	55,923
NHK Spring Co., Ltd.	4,600	50,635
Nichirei Corp.	2,300	63,600
Nidec Corp.	4,600	645,593
Nihon M&A Center, Inc.	2,300	109,640
Nikon Corp.	6,900	139,041
Nintendo Co., Ltd.	2,300	840,985
Nippon Building Fund, Inc., REIT	23	112,499
Nippon Electric Glass Co., Ltd.	2,300	87,794
Nippon Express Co., Ltd.	2,300	152,925
Nippon Paint Holdings Co., Ltd. (A)	2,300	72,787
Nippon Paper Industries Co., Ltd.	2,300	43,734
Nippon Prologis REIT, Inc. (A)	46	97,308
Nippon Steel & Sumitomo Metal Corp.	13,800	354,157
Nippon Telegraph & Telephone Corp.	11,500	541,158
Nippon Yusen KK (B)	2,300	56,127
Nissan Chemical Industries, Ltd.	2,300	91,775
Nissan Motor Co., Ltd.	36,800	367,020
Nisshin Seifun Group, Inc.	4,600	92,939
Nissin Foods Holdings Co., Ltd.	2,300	168,034
Nitori Holdings Co., Ltd.	2,300	328,003
Nitto Denko Corp.	2,300	204,376
NOK Corp.	2,300	53,718
Nomura Holdings, Inc.	55,200	325,908
Nomura Real Estate Holdings, Inc.	2,300	51,574
Nomura Real Estate Master Fund, Inc., REIT	69	85,691
Nomura Research Institute, Ltd.	2,300	106,986
NSK, Ltd.	6,900	108,660
NTT Data Corp.	9,200	109,355
NTT DOCOMO, Inc.	18,400	434,642
Obayashi Corp.	11,500	139,245
OBIC Co., Ltd.	2,300	169,055
Odakyu Electric Railway Co., Ltd.	4,600	98,411
OJI Holdings Corp.	23,000	153,129
Olympus Corp.	4,600	176,405
Omron Corp.	4,600	274,407
Ono Pharmaceutical Co., Ltd.	9,400	219,125
Oriental Land Co., Ltd.	4,600	419,370
ORIX Corp.	20,700	349,961
Orix JREIT, Inc.	46	63,743
Osaka Gas Co., Ltd.	4,600	88,611
Otsuka Holdings Co., Ltd.	9,200	404,098
Panasonic Corp.	39,100	572,530
Park24 Co., Ltd. (A)	2,300	55,065
PeptiDream, Inc. (B)	2,400	82,237
Persol Holdings Co., Ltd.	2,300	57,658
Pigeon Corp.	2,300	87,590
Pola Orbis Holdings, Inc.	2,300	80,750
Rakuten, Inc. (B)	13,800	126,485
Recruit Holdings Co., Ltd.	25,300	628,850
Relo Group, Inc.	2,300	62,681
Resona Holdings, Inc.	34,500	206,142
Resorttrust, Inc.	2,300	52,288
Ricoh Co., Ltd.	11,500	106,884

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Rohm Co., Ltd.	2,300	$ 254,807
Santen Pharmaceutical Co., Ltd.	6,900	108,477
SBI Holdings, Inc.	4,600	96,206
Secom Co., Ltd.	4,600	347,379
Sega Sammy Holdings, Inc.	2,300	28,543
Seibu Holdings, Inc.	4,600	87,018
Seiko Epson Corp.	4,600	108,579
Sekisui Chemical Co., Ltd.	6,900	138,551
Sekisui House, Ltd.	9,200	166,237
Seven & i Holdings Co., Ltd.	11,500	478,069
Seven Bank, Ltd.	11,500	39,405
Sharp Corp. (A) (B)	2,300	79,015
Shikoku Electric Power Co., Inc.	2,300	25,072
Shimadzu Corp.	4,600	104,618
Shimano, Inc.	2,300	323,613
Shimizu Corp.	11,500	118,828
Shin-Etsu Chemical Co., Ltd.	6,900	701,332
Shinsei Bank, Ltd.	2,300	39,793
Shionogi & Co., Ltd.	4,600	248,968
Shiseido Co., Ltd.	6,900	333,577
Showa Denko KK	2,300	98,309
Showa Shell Sekiyu KK	2,300	31,238
Skylark Co., Ltd. (A)	2,300	32,729
SMC Corp.	2,300	946,951
SoftBank Group Corp.	13,800	1,092,730
Sohgo Security Services Co., Ltd.	2,300	125,158
Sojitz Corp.	18,400	56,515
Sompo Holdings, Inc.	6,900	267,302
Sony Corp.	20,700	934,027
Sony Financial Holdings, Inc.	2,300	40,753
Square Enix Holdings Co., Ltd.	2,300	109,436
Stanley Electric Co., Ltd.	2,300	93,409
Start Today Co., Ltd.	2,300	69,929
Subaru Corp.	9,200	292,620
Sumco Corp.	2,300	58,965
Sumitomo Chemical Co., Ltd.	23,000	165,379
Sumitomo Corp.	20,700	351,891
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,300	34,178
Sumitomo Electric Industries, Ltd.	11,500	194,474
Sumitomo Mitsui Financial Group, Inc.	23,000	993,910
Sumitomo Mitsui Trust Holdings, Inc.	6,900	273,979
Sumitomo Rubber Industries, Ltd.	2,300	42,795
Sundrug Co., Ltd.	2,300	106,986
Suntory Beverage & Food, Ltd.	2,300	102,290
Suruga Bank, Ltd.	4,600	98,697
Suzuken Co., Ltd.	2,300	94,634
Suzuki Motor Corp.	6,900	400,218
Sysmex Corp.	2,300	181,101
T&D Holdings, Inc.	9,200	157,376
Taiheiyo Cement Corp.	2,300	99,330
Taisei Corp.	4,600	229,081
Taiyo Nippon Sanso Corp.	4,600	64,396
Takeda Pharmaceutical Co., Ltd.	11,500	653,453
TDK Corp.	2,300	183,551
Teijin, Ltd.	2,300	51,247
Terumo Corp.	4,600	218,056
THK Co., Ltd.	2,300	86,365
Tobu Railway Co., Ltd.	4,600	148,637

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Co., Ltd.	2,300	$ 79,729
Tohoku Electric Power Co., Inc.	6,900	88,264
Tokio Marine Holdings, Inc.	11,400	520,261
Tokyo Electric Power Co. Holdings, Inc. (B)	13,800	54,636
Tokyo Electron, Ltd.	2,300	416,511
Tokyo Gas Co., Ltd.	4,600	105,292
Tokyo Tatemono Co., Ltd.	4,600	62,150
Tokyu Corp.	9,200	146,841
Tokyu Fudosan Holdings Corp.	9,200	66,560
Toray Industries, Inc.	25,300	238,626
Toshiba Corp. (B)	69,000	194,168
TOTO, Ltd.	2,300	135,775
Toyo Seikan Group Holdings, Ltd.	2,300	36,955
Toyo Suisan Kaisha, Ltd.	2,300	98,309
Toyoda Gosei Co., Ltd.	2,300	58,536
Toyota Boshoku Corp.	2,300	48,164
Toyota Industries Corp.	2,300	147,821
Toyota Motor Corp.	43,700	2,798,119
Toyota Tsusho Corp.	4,600	185,184
Trend Micro, Inc. (B)	2,300	130,466
Tsumura & Co.	2,200	73,138
Ube Industries, Ltd.	2,300	67,683
Unicharm Corp.	6,900	179,437
United Urban Investment Corp., REIT	46	66,193
USS Co., Ltd.	4,600	97,431
West Japan Railway Co.	2,300	167,972
Yahoo Japan Corp.	25,300	116,113
Yakult Honsha Co., Ltd.	2,300	173,546
Yamada Denki Co., Ltd.	13,800	76,075
Yamaha Corp.	2,300	84,936
Yamaha Motor Co., Ltd.	4,600	150,883
Yamato Holdings Co., Ltd.	6,900	138,888
Yamazaki Baking Co., Ltd.	2,300	44,857
Yaskawa Electric Corp.	4,600	202,743
Yokogawa Electric Corp.	4,600	88,121
Yokohama Rubber Co., Ltd. (A)	2,300	56,413
Zensho Holdings Co., Ltd.	2,300	39,548

		64,120,530

Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	1,472	147,551

Luxembourg - 0.2%
ArcelorMittal (B)	9,798	319,020
Millicom International Cellular SA, SDR	1,035	70,032
SES SA	6,187	96,656
Tenaris SA (A)	7,291	115,216

		600,924

Macau - 0.1%
MGM China Holdings, Ltd.	18,400	55,666
Sands China, Ltd.	36,800	189,948
Wynn Macau, Ltd.	27,600	87,383

		332,997

Mexico - 0.0% (C)
Fresnillo PLC	2,852	55,131

Netherlands - 4.4%
ABN AMRO Group NV, CVA (D)	6,455	208,506
Aegon NV	21,956	140,129

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Akzo Nobel NV	3,933	$ 344,855
Altice NV, Class A (A) (B)	7,045	73,988
Altice NV, Class B (B)	1,242	13,176
ASML Holding NV	6,716	1,170,573
EXOR NV	1,541	94,557
Heineken Holding NV	1,863	184,538
Heineken NV	3,358	350,527
ING Groep NV	59,891	1,102,130
Koninklijke Ahold Delhaize NV	19,918	438,528
Koninklijke DSM NV	2,829	270,644
Koninklijke KPN NV	65,940	230,258
Koninklijke Philips NV	14,651	554,881
NN Group NV	4,807	208,493
NXP Semiconductors NV (B)	4,600	538,614
QIAGEN NV (B)	3,588	112,839
Randstad Holding NV	1,978	121,704
Royal Dutch Shell PLC, Class A	73,171	2,454,755
Royal Dutch Shell PLC, Class B	55,498	1,883,254
Wolters Kluwer NV	4,383	228,840

		10,725,789

New Zealand - 0.3%
a2 Milk Co., Ltd. (B)	11,810	67,782
Air New Zealand, Ltd.	13,777	31,256
Auckland International Airport, Ltd.	17,711	81,622
Contact Energy, Ltd.	14,941	59,081
Fisher & Paykel Healthcare Corp., Ltd.	10,532	107,487
Fletcher Building, Ltd.	12,094	65,370
Meridian Energy, Ltd.	26,702	55,547
Ryman Healthcare, Ltd.	9,683	72,929
SKYCITY Entertainment Group, Ltd.	14,943	44,104
Spark New Zealand, Ltd.	33,433	86,313
Xero, Ltd. (B)	1,979	44,335
Z Energy, Ltd.	9,269	50,561

		766,387

Norway - 0.8%
AKER BP ASA	2,060	50,849
DNB ASA	14,950	278,004
Entra ASA (D)	2,875	42,883
Gjensidige Forsikring ASA	3,657	69,256
Marine Harvest ASA	6,854	116,477
Norsk Hydro ASA	21,803	166,201
Norwegian Finans Holding ASA (B)	2,760	31,044
Orkla ASA	14,490	154,212
Schibsted ASA, B Shares	2,967	79,078
SpareBank 1 SR-Bank ASA	3,864	41,100
Statoil ASA	17,735	379,880
Storebrand ASA	8,280	67,723
Telenor ASA	11,155	239,893
TGS NOPEC Geophysical Co. ASA (A)	1,771	42,048
Yara International ASA	2,829	130,290

		1,888,938

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (B)	173,485	56,663
EDP - Energias de Portugal SA	40,479	140,232
Galp Energia SGPS SA	7,958	146,445
Jeronimo Martins SGPS SA	4,554	88,562

		431,902

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 0.1%
Mondi PLC	5,796	$ 151,401

Singapore - 1.5%
Ascendas Real Estate Investment Trust	43,700	88,943
CapitaLand Commercial Trust, REIT	48,400	69,898
CapitaLand Mall Trust, REIT	48,300	76,982
CapitaLand, Ltd.	41,400	109,355
City Developments, Ltd.	9,200	85,983
ComfortDelGro Corp., Ltd.	34,500	51,115
DBS Group Holdings, Ltd.	27,600	513,215
Genting Singapore PLC	89,700	87,928
Global Logistic Properties, Ltd.	46,000	115,998
Golden Agri-Resources, Ltd.	110,400	30,566
Hutchison Port Holdings Trust	85,100	35,317
Jardine Cycle & Carriage, Ltd.	2,300	69,995
Keppel Corp., Ltd.	25,300	139,146
Mapletree Commercial Trust, REIT	36,800	44,609
Oversea-Chinese Banking Corp., Ltd.	62,100	575,740
SATS, Ltd.	13,800	53,697
Sembcorp Industries, Ltd.	16,100	36,503
Singapore Airlines, Ltd.	11,500	91,818
Singapore Exchange, Ltd.	16,100	89,632
Singapore Press Holdings, Ltd.	27,600	54,729
Singapore Technologies Engineering, Ltd.	25,300	61,717
Singapore Telecommunications, Ltd.	124,200	331,782
Suntec Real Estate Investment Trust	43,800	70,465
United Overseas Bank, Ltd.	23,000	455,216
UOL Group, Ltd.	9,500	63,054
Venture Corp., Ltd.	4,600	70,459
Wilmar International, Ltd.	57,500	132,950

		3,606,812

Spain - 3.0%
Abertis Infraestructuras SA	11,776	262,309
ACS Actividades de Construccion y Servicios SA	4,301	168,471
Aena SME SA (D)	1,150	233,376
Amadeus IT Group SA	6,854	494,722
Banco Bilbao Vizcaya Argentaria SA	103,497	883,874
Banco de Sabadell SA	87,628	174,250
Banco Santander SA	249,107	1,638,921
Bankia SA	14,858	71,134
CaixaBank SA	55,636	259,815
Endesa SA	4,922	105,529
Ferrovial SA	7,797	177,188
Gas Natural SDG SA	5,359	123,875
Grifols SA	4,416	129,519
Grifols SA, ADR	4,600	105,432
Iberdrola SA	92,113	714,536
Industria de Diseno Textil SA	17,641	615,269
Mapfre SA	15,732	50,590
Red Electrica Corp. SA	6,854	153,989
Repsol SA	19,435	344,112
Telefonica SA	71,017	692,878

		7,399,789

Sweden - 3.0%
Ahlsell AB (D)	4,646	29,961
Alfa Laval AB	4,623	109,428
Arjo AB, B Shares (B)	3,519	10,062

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Assa Abloy AB, B Shares	15,364	$ 319,759
Atlas Copco AB, A Shares	9,568	413,922
Atlas Copco AB, B Shares	6,532	250,988
Axfood AB	1,863	35,974
BillerudKorsnas AB	2,829	48,547
Boliden AB	4,255	145,826
Castellum AB	4,416	74,647
Electrolux AB, Series B	3,703	119,536
Elekta AB, Class B	5,750	47,580
Essity AB, Class B (B)	9,407	267,705
Fastighets AB Balder, Class B (B)	1,587	42,527
Getinge AB, Class B	3,519	51,146
Hennes & Mauritz AB, B Shares	14,168	292,964
Hexagon AB, B Shares	4,117	206,617
Hexpol AB (A)	4,048	41,110
Hufvudstaden AB, A Shares	1,978	31,745
Husqvarna AB, Class B	6,716	64,063
ICA Gruppen AB	1,242	45,190
Industrivarden AB, A Shares	2,369	61,225
Industrivarden AB, Class C	2,921	72,245
Intrum Justitia AB	1,150	42,601
Investment AB Latour, B Shares	2,231	27,494
Investor AB, B Shares	7,015	320,527
Kinnevik AB, B Shares	3,703	125,416
L E Lundbergforetagen AB, B Shares	644	48,216
Lundin Petroleum AB (B)	2,714	62,252
Nibe Industrier AB, B Shares	6,509	62,486
Nordea Bank AB	49,449	599,730
Saab AB, B Shares	1,058	51,559
Sandvik AB	17,066	299,528
Securitas AB, Class B	5,106	89,304
Skandinaviska Enskilda Banken AB, Class A	26,633	313,253
Skanska AB, Class B	6,279	130,373
SKF AB, Class B	5,796	128,981
SSAB AB, B Shares (B)	12,535	56,050
Svenska Cellulosa AB SCA, Class B	9,729	100,469
Svenska Handelsbanken AB, A Shares	24,011	329,042
Swedbank AB, Class A	15,939	385,261
Swedish Match AB	2,921	115,306
Swedish Orphan Biovitrum AB (B)	2,576	35,333
Tele2 AB, Class B	5,612	69,092
Telefonaktiebolaget LM Ericsson, B Shares	47,471	312,222
Telia Co. AB	42,319	188,917
Trelleborg AB, B Shares	3,795	88,067
Volvo AB, A Shares	6,359	118,908
Volvo AB, Class B	21,734	405,347

		7,288,501

Switzerland - 8.0%
ABB, Ltd.	30,037	805,096
Chocoladefabriken Lindt & Spruengli AG	23	140,431
Cie Financiere Richemont SA	8,188	741,919
Credit Suisse Group AG (B)	37,926	677,181
Ferguson PLC	3,979	286,892
Geberit AG	575	253,189
Givaudan SA	115	265,757
Glencore PLC	187,928	991,456
Keuhne & Nagel International AG	920	162,853

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
LafargeHolcim, Ltd. (B)	7,475	$ 421,500
Lonza Group AG (B)	1,150	310,718
Nestle SA	48,391	4,161,278
Novartis AG	40,847	3,453,866
Partners Group Holding AG	299	204,958
Roche Holding AG	11,362	2,873,872
Schindler Holding AG	966	220,371
SGS SA	92	239,889
Sika AG	46	365,357
STMicroelectronics NV	10,350	226,195
Swatch Group AG	1,633	223,916
Swiss Re AG	5,037	471,653
Swisscom AG	414	220,276
UBS Group AG (B)	59,730	1,099,596
Zurich Insurance Group AG	2,346	714,031

		19,532,250

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,288	50,267

United Kingdom - 14.9%
3i Group PLC	15,226	188,153
Admiral Group PLC	3,996	108,220
Anglo American PLC	21,826	457,492
Ashtead Group PLC	7,866	211,963
Associated British Foods PLC	5,520	210,574
AstraZeneca PLC	19,665	1,362,279
Aviva PLC	62,627	429,100
Babcock International Group PLC	7,981	76,168
BAE Systems PLC	49,587	384,362
Barclays PLC	247,543	680,108
Barratt Developments PLC	15,916	139,409
Berkeley Group Holdings PLC	2,231	126,665
BP PLC	306,099	2,164,372
British American Tobacco PLC	35,580	2,415,205
British Land Co. PLC, REIT	16,172	151,277
BT Group PLC	128,429	472,031
Bunzl PLC	5,405	151,497
Burberry Group PLC	6,697	162,344
Capita PLC	10,442	56,629
Centrica PLC	87,490	162,497
CNH Industrial NV	15,571	208,853
Coca-Cola European Partners PLC	3,965	158,005
Compass Group PLC	24,770	536,122
ConvaTec Group PLC (D)	11,362	31,585
Diageo PLC	38,938	1,435,349
Direct Line Insurance Group PLC	21,504	111,035
easyJet PLC	4,554	90,189
Experian PLC	14,536	321,696
Fiat Chrysler Automobiles NV (B)	16,882	302,254
G4S PLC	24,287	87,721
GKN PLC	27,024	116,762
GlaxoSmithKline PLC	75,829	1,356,590
Hammerson PLC, REIT	13,225	97,859
Hargreaves Lansdown PLC	3,910	95,312
HSBC Holdings PLC	317,461	3,293,416
IMI PLC	4,255	76,727
Imperial Brands PLC	14,950	640,279
Informa PLC	13,340	130,290

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	3,105	$ 198,212
International Consolidated Airlines Group SA	15,180	133,681
Intertek Group PLC	2,507	176,011
ITV PLC	57,476	128,677
J Sainsbury PLC	26,863	87,722
Johnson Matthey PLC	3,105	129,159
Kingfisher PLC	34,706	158,545
Land Securities Group PLC, REIT	11,925	162,606
Legal & General Group PLC	91,515	338,337
Lloyds Banking Group PLC	1,107,675	1,019,816
London Stock Exchange Group PLC	4,922	252,547
Marks & Spencer Group PLC	25,690	109,400
Merlin Entertainments PLC (D)	11,431	56,116
Micro Focus International PLC (B)	6,795	231,912
National Grid PLC	55,935	662,154
Next PLC	2,300	140,787
Old Mutual PLC	76,588	240,051
Pearson PLC	12,880	128,236
Persimmon PLC	4,853	179,747
Prudential PLC	40,019	1,031,556
Reckitt Benckiser Group PLC	10,396	973,032
RELX NV	16,077	369,985
RELX PLC	16,514	388,481
Rentokil Initial PLC	28,841	124,067
Rio Tinto PLC	18,561	989,773
Rio Tinto, Ltd.	6,418	380,554
Rolls-Royce Holdings PLC	28,565	327,292
Royal Bank of Scotland Group PLC (B)	51,636	194,185
Royal Mail PLC	14,720	90,104
RSA Insurance Group PLC	15,847	135,589
Sage Group PLC	17,848	192,668
Schroders PLC	1,817	86,421
Severn Trent PLC	3,772	110,318
Sky PLC (B)	16,698	228,593
Smith & Nephew PLC	13,892	242,046
Smiths Group PLC	6,118	123,314
SSE PLC	15,894	283,808
St. James’s Place PLC	8,344	138,383
Standard Chartered PLC (B)	42,664	450,225
Standard Life Aberdeen PLC	41,721	246,409
Subsea 7 SA	4,232	63,640
Taylor Wimpey PLC	51,588	144,038
Tesco PLC	127,026	359,563
Travis Perkins PLC	4,025	85,320

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever NV, CVA	26,656	$ 1,502,960
Unilever PLC	20,308	1,133,343
United Utilities Group PLC	10,649	119,493
Vodafone Group PLC	412,058	1,309,917
Weir Group PLC	3,473	99,741
Whitbread PLC	2,875	155,566
WM Morrison Supermarkets PLC	36,937	109,876
Worldpay Group PLC (D)	31,187	179,722
WPP PLC	20,745	376,322

		36,480,409

United States - 0.5%
Carnival PLC	3,404	225,265
Flex, Ltd. (B)	9,128	164,213
International Game Technology PLC	1,794	47,559
Shire PLC	14,214	749,891

		1,186,928

Total Common Stocks (Cost $227,270,583)		241,665,564

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG 4.56% (E)	575	51,536
Henkel AG & Co. KGaA 1.41% (E)	2,760	365,723
Porsche Automobil Holding SE 1.34% (E)	2,415	202,357
Volkswagen AG 1.14% (E)	2,875	574,636

Total Preferred Stocks (Cost $985,580)		1,194,252

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.30% (E)	4,141,176	4,141,176

Total Securities Lending Collateral (Cost $4,141,176)		4,141,176

Total Investments (Cost $232,397,339)		247,000,992
Net Other Assets (Liabilities) - (1.1)%		(2,593,414)

Net Assets - 100.0%		$ 244,407,578

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	15	03/16/2018	$1,505,915	$1,534,125	$28,210	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

INVESTMENTS BY INDUSTRY (unaudited):

Industry	Percentage of Total Investments	Value
Banks	12.2%	$30,193,017
Pharmaceuticals	7.1	17,629,027
Insurance	5.1	12,494,191
Oil, Gas & Consumable Fuels	5.0	12,448,682
Automobiles	3.7	9,099,312
Chemicals	3.6	8,831,758
Food Products	3.1	7,621,487
Metals & Mining	3.0	7,455,516
Machinery	3.0	7,358,715
Beverages	2.4	5,820,611
Capital Markets	2.3	5,655,714
Real Estate Management & Development	2.2	5,525,260
Diversified Telecommunication Services	2.2	5,461,071
Personal Products	1.8	4,541,287
Textiles, Apparel & Luxury Goods	1.8	4,341,603
Electronic Equipment, Instruments & Components	1.7	4,226,926
Software	1.7	4,169,849
Electric Utilities	1.7	4,129,661
Equity Real Estate Investment Trusts	1.6	3,888,081
Hotels, Restaurants & Leisure	1.6	3,882,007
Tobacco	1.5	3,763,869
Wireless Telecommunication Services	1.5	3,663,534
Industrial Conglomerates	1.5	3,633,460
Food & Staples Retailing	1.5	3,590,505
Auto Components	1.4	3,552,447
Electrical Equipment	1.4	3,535,992
Trading Companies & Distributors	1.4	3,499,245
Semiconductors & Semiconductor Equipment	1.4	3,399,452
Household Durables	1.3	3,133,845
Professional Services	1.2	2,898,833
Road & Rail	1.1	2,756,048
Health Care Equipment & Supplies	1.1	2,706,692
Aerospace & Defense	1.1	2,666,181
Construction & Engineering	1.0	2,492,915
Media	1.0	2,474,519
Multi-Utilities	1.0	2,451,848
Building Products	0.9	2,224,128
Household Products	0.9	2,151,236
Biotechnology	0.8	2,036,734
Diversified Financial Services	0.8	1,984,328
IT Services	0.7	1,835,202
Specialty Retail	0.7	1,627,272
Construction Materials	0.6	1,589,708
Transportation Infrastructure	0.6	1,513,662
Health Care Providers & Services	0.6	1,463,233
Technology Hardware, Storage & Peripherals	0.6	1,423,979
Commercial Services & Supplies	0.5	1,257,741
Air Freight & Logistics	0.4	1,073,799
Gas Utilities	0.4	865,240
Paper & Forest Products	0.3	852,348
Airlines	0.3	775,268
Communications Equipment	0.3	769,191
Multiline Retail	0.3	706,917
Leisure Products	0.3	642,410
Marine	0.2	533,450
Containers & Packaging	0.2	513,722

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2017

INVESTMENTS BY INDUSTRY (unaudited) (continued):

Industry	Percentage of Total Investments		Value
Life Sciences Tools & Services	0.2%		$423,557
Internet Software & Services	0.1		349,375
Water Utilities	0.1		229,811
Internet & Direct Marketing Retail	0.1		229,388
Energy Equipment & Services	0.1		220,904
Consumer Finance	0.1		124,525
Independent Power & Renewable Electricity Producers	0.0	(C)	117,513
Internet & Catalog Retail	0.0	(C)	99,908
Diversified Consumer Services	0.0	(C)	81,158
Health Care Technology	0.0	(C)	80,954
Distributors	0.0	(C)	69,995

Investments, at Value	98.3		242,859,816
Short-Term Investments	1.7		4,141,176

Total Investments	100.0%		$247,000,992

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,886,218	$239,779,346	$—	$241,665,564
Preferred Stocks	—	1,194,252	—	1,194,252
Securities Lending Collateral	4,141,176	—	—	4,141,176

Total Investments	$6,027,394	$240,973,598	$—	$247,000,992

Other Financial Instruments
Futures Contracts (G)	$28,210	$—	$—	$28,210

Total Other Financial Instruments	$28,210	$—	$—	$28,210

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,930,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the total value of 144A securities is $1,458,353, representing 0.6% of the Fund‘s net assets.
(E)	Rates disclosed reflect the yields at December 31, 2017.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs including brokerage commissions and purchases and sales of fund shares; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 31, 2017 and held for the entire period until December 31, 2017. The hypothetical expense examples are based on an investment of $1,000 invested at July 1, 2017, and held for the entire period until December 31, 2017.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (C)	Annualized Expense Ratio (D)
DeltaShares® S&P 400 Managed Risk ETF	1,000.00	1,084.20	1.97	1,022.90	2.29	0.45
DeltaShares® S&P 500 Managed Risk ETF	1,000.00	1,089.40	1.53	1,023.40	1.79	0.35
DeltaShares® S&P 600 Managed Risk ETF	1,000.00	1,086.50	1.97	1,022.90	2.29	0.45
DeltaShares® S&P International Managed Risk ETF	1,000.00	1,069.70	2.17	1,022.70	2.55	0.50

(A)	5% return per year before expenses.

(B)	Each Fund commenced operations on July 31, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended December 31, 2017.

(C)	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

(D)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest, if any. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica ETF Trust	Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2017

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Assets:
Investments, at value (A) (B)	$135,624,783	$416,480,472	$61,924,466	$247,000,992
Cash	802,981	3,165,706	286,964	719,959
Cash collateral pledged at broker:
Futures contracts	30,000	130,500	14,750	54,000
Foreign currency, at value (C)	—	—	—	402,227
Receivables and other assets:
Investments sold	311,532	441,601	318,001	1,780
Dividends	186,206	422,412	76,158	234,154
Tax reclaims	—	—	—	57,308
Net income from securities lending	2,837	333	3,306	3,531
Variation margin receivable on futures contracts	74,074	269,283	47,243	177,384
Total assets	137,032,413	420,910,307	62,670,888	248,651,335

Liabilities:
Payables and other liabilities:
Investments purchased	310,497	145,772	319,529	—
Investment management fees	50,820	124,789	22,981	102,581
Collateral for securities on loan	4,677,082	1,329,451	2,997,795	4,141,176
Total liabilities	5,038,399	1,600,012	3,340,305	4,243,757
Net assets	$131,994,014	$419,310,295	$59,330,583	$244,407,578

Net assets consist of:
Paid-in capital	$121,448,459	$388,480,968	$54,387,681	$229,932,452
Undistributed (distributions in excess of) net investment income (loss)	—	—	—	(201,079)
Accumulated net realized gain (loss)	(91,896)	(24,690)	(177,497)	36,679
Net unrealized appreciation (depreciation) on:
Investments	10,623,686	30,794,069	5,114,096	14,603,653
Futures contracts	13,765	59,948	6,303	28,210
Translation of assets and liabilities denominated in foreign currencies	—	—	—	7,663
Net assets	$131,994,014	$419,310,295	$59,330,583	$244,407,578
Shares outstanding (unlimited, no par value)	2,450,000	7,750,000	1,100,000	4,600,000
Net asset value per share	$53.88	$54.10	$53.94	$53.13
(A) Investments, at cost	$125,001,097	$385,686,403	$56,810,370	$232,397,339
(B) Securities on loan, at value	$4,570,185	$1,298,552	$2,918,143	$3,930,708
(C) Foreign currency, at cost	$—	$—	$—	$397,398

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended December 31, 2017

	DeltaShares® S&P 400 Managed Risk ETF (A)	DeltaShares® S&P 500 Managed Risk ETF (A)	DeltaShares® S&P 600 Managed Risk ETF (A)	DeltaShares® S&P International Managed Risk ETF (A)
Investment Income:
Dividend income	$836,382	$3,136,416	$345,885	$1,956,975
Interest income	121	422	1,009	273
Net income (loss) from securities lending	5,143	566	6,287	4,546
Withholding taxes on foreign income	(269)	—	(40)	(142,855)
Total investment income	841,377	3,137,404	353,141	1,818,939

Expenses:
Investment management fees	223,172	551,402	101,036	462,378
Total expenses	223,172	551,402	101,036	462,378
Net investment income (loss)	618,205	2,586,002	252,105	1,356,561

Net realized gain (loss) on:
Investments	721	1,495	(6,884)	(30,227)
In-kind redemptions	706,586	448,972	565,088	—
Futures contracts	54,536	190,341	27,997	104,005
Foreign currency transactions	—	—	—	(1,879)
Net realized gain (loss)	761,843	640,808	586,201	71,899

Net change in unrealized appreciation (depreciation) on:
Investments	10,623,686	30,794,069	5,114,096	14,603,653
Futures contracts	13,765	59,948	6,303	28,210
Translation of assets and liabilities denominated in foreign currencies	—	—	—	7,663
Net change in unrealized appreciation (depreciation)	10,637,451	30,854,017	5,120,399	14,639,526
Net realized and change in unrealized gain (loss)	11,399,294	31,494,825	5,706,600	14,711,425
Net increase (decrease) in net assets resulting from operations	$12,017,499	$34,080,827	$5,958,705	$16,067,986

(A)	Commenced operations on July 31, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended:

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
	December 31, 2017 (A)	December 31, 2017 (A)	December 31, 2017 (A)	December 31, 2017 (A)
From operations:
Net investment income (loss)	$618,205	$2,586,002	$252,105	$1,356,561
Net realized gain (loss)	761,843	640,808	586,201	71,899
Net change in unrealized appreciation (depreciation)	10,637,451	30,854,017	5,120,399	14,639,526
Net increase (decrease) in net assets resulting from operations	12,017,499	34,080,827	5,958,705	16,067,986

Dividends and/or distributions to shareholders:
Net investment income	(657,754)	(2,669,883)	(259,815)	(1,565,012)
Net realized gains	(149,457)	(111,926)	(160,912)	(27,848)
Total dividends and/or distributions to shareholders	(807,211)	(2,781,809)	(420,727)	(1,592,860)

Capital share transactions:
Proceeds from shares sold	131,262,410	396,016,172	61,596,412	229,932,452
Cost of shares redeemed	(10,478,684)	(8,004,895)	(7,803,807)	—
Net increase (decrease) in net assets resulting from capital share transactions	120,783,726	388,011,277	53,792,605	229,932,452
Net increase (decrease) in net assets	131,994,014	419,310,295	59,330,583	244,407,578

Net assets:
Beginning of period	—	—	—	—
End of period	$131,994,014	$419,310,295	$59,330,583	$244,407,578
Undistributed (distributions in excess of) net investment income (loss)	$—	$—	$—	$(201,079)

Capital share transactions - shares:
Shares issued	2,650,000	7,902,000	1,250,000	4,600,000
Shares redeemed	(200,000)	(152,000)	(150,000)	—
Net increase (decrease) in shares outstanding	2,450,000	7,750,000	1,100,000	4,600,000

(A)	Commenced operations on July 31, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:	DeltaShares® S&P 400 Managed Risk ETF
	December 31, 2017 (A)
Net asset value, beginning of period	$50.00
Investment operations:
Net investment income (loss) (B)	0.27
Net realized and unrealized gain (loss)	3.94
Total investment operations	4.21
Dividends and/or distributions to shareholders:
Net investment income	(0.27)
Net realized gains	(0.06)
Total dividends and/or distributions to shareholders	(0.33)
Net asset value, end of period	$53.88
Total return	8.42	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$131,994
Expenses to average net assets	0.45	%(D)
Net investment income (loss) to average net assets	1.25	%(D)
Portfolio turnover rate (E)	6	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the period indicated:	DeltaShares® S&P 500 Managed Risk ETF
	December 31, 2017 (A)
Net asset value, beginning of period	$50.00
Investment operations:
Net investment income (loss) (B)	0.36
Net realized and unrealized gain (loss)	4.09
Total investment operations	4.45
Dividends and/or distributions to shareholders:
Net investment income	(0.34)
Net realized gains	(0.01)
Total dividends and/or distributions to shareholders	(0.35)
Net asset value, end of period	$54.10
Total return	8.94	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$419,310
Expenses to average net assets	0.35	%(D)
Net investment income (loss) to average net assets	1.64	%(D)
Portfolio turnover rate (E)	2	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	DeltaShares® S&P 600 Managed Risk ETF
	December 31, 2017 (A)
Net asset value, beginning of period	$50.00
Investment operations:
Net investment income (loss) (B)	0.24
Net realized and unrealized gain (loss)	4.09
Total investment operations	4.33
Dividends and/or distributions to shareholders:
Net investment income	(0.24)
Net realized gains	(0.15)
Total dividends and/or distributions to shareholders	(0.39)
Net asset value, end of period	$53.94
Total return	8.65	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$59,331
Expenses to average net assets	0.45	%(D)
Net investment income (loss) to average net assets	1.12	%(D)
Portfolio turnover rate (E)	21	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the period indicated:	DeltaShares® S&P International Managed Risk ETF
	December 31, 2017 (A)
Net asset value, beginning of period	$50.00
Investment operations:
Net investment income (loss) (B)	0.32
Net realized and unrealized gain (loss)	3.16
Total investment operations	3.48
Dividends and/or distributions to shareholders:
Net investment income	(0.34)
Net realized gains	(0.01)
Total dividends and/or distributions to shareholders	(0.35)
Net asset value, end of period	$53.13
Total return	6.97	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$244,408
Expenses to average net assets	0.50	%(D)
Net investment income (loss) to average net assets	1.47	%(D)
Portfolio turnover rate (E)	3	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At December 31, 2017

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”) (A)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”) (A)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”) (A)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”) (A)

(A)	Fund commenced operations on July 31, 2017.

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek investment results, before fees and expenses, that generally correspond to the price and yield of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical,

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

1. ORGANIZATION (continued)

recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Organizational and offering costs: TAM has agreed to pay all of the Fund’s organizational and offering costs. The offering and organizational costs are not subject to repayment to TAM by the fund.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at December 31, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

3. SECURITY VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at December 31, 2017, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When a Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. A Fund may borrow on a secured or on an unsecured basis. If a Fund enters into a secured borrowing arrangement, a portion of the Fund’s assets will be used as collateral. The 1940 Act requires a Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at December 31, 2017, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk
Securities Lending Transactions
Common Stocks	$4,677,082	$—	$—	$—	$4,677,082
Total Borrowings	$4,677,082	$—	$—	$—	$4,677,082

S&P 500 Managed Risk
Securities Lending Transactions
Common Stocks	$1,329,451	$—	$—	$—	$1,329,451
Total Borrowings	$1,329,451	$—	$—	$—	$1,329,451

S&P 600 Managed Risk
Securities Lending Transactions
Common Stocks	$2,997,795	$—	$—	$—	$2,997,795
Total Borrowings	$2,997,795	$—	$—	$—	$2,997,795

S&P International Managed Risk
Securities Lending Transactions
Common Stocks	$4,141,176	$—	$—	$—	$4,141,176
Total Borrowings	$4,141,176	$—	$—	$—	$4,141,176

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase the Funds’ exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at December 31, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2017.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$13,765	$—	$—	$13,765
Total	$—	$—	$13,765	$—	$—	$13,765

S&P 500 Managed Risk
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$59,948	$—	$—	$59,948
Total	$—	$—	$59,948	$—	$—	$59,948

S&P 600 Managed Risk
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$6,303	$—	$—	$6,303
Total	$—	$—	$6,303	$—	$—	$6,303

S&P International Managed Risk
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$28,210	$—	$—	$28,210
Total	$—	$—	$28,210	$—	$—	$28,210

(A)	Included within appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of December 31, 2017.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$54,536	$—	$—	$54,536
Total	$—	$—	$54,536	$—	$—	$54,536

S&P 500 Managed Risk
Futures contracts	$—	$—	$190,341	$—	$—	$190,341
Total	$—	$—	$190,341	$—	$—	$190,341

S&P 600 Managed Risk
Futures contracts	$—	$—	$27,997	$—	$—	$27,997
Total	$—	$—	$27,997	$—	$—	$27,997

S&P International Managed Risk
Futures contracts	$—	$—	$104,005	$—	$—	$104,005
Total	$—	$—	$104,005	$—	$—	$104,005

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$13,765	$—	$—	$13,765
Total	$—	$—	$13,765	$—	$—	$13,765

S&P 500 Managed Risk
Futures contracts	$—	$—	$59,948	$—	$—	$59,948
Total	$—	$—	$59,948	$—	$—	$59,948

S&P 600 Managed Risk
Futures contracts	$—	$—	$6,303	$—	$—	$6,303
Total	$—	$—	$6,303	$—	$—	$6,303

S&P International Managed Risk
Futures contracts	$—	$—	$28,210	$—	$—	$28,210
Total	$—	$—	$28,210	$—	$—	$28,210

The following is a summary of the ending monthly average volume on derivative activity during the period ended December 31, 2017.

	Futures Contracts at Notional Amount
Fund	Long	Short
S&P 400 Managed Risk	400	—
S&P 500 Managed Risk	1,140	—
S&P 600 Managed Risk	220	—
S&P International Managed Risk	1,010	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received at the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Asset Allocation: The Underlying Index and, thus, the Fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM is an affiliate of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
S&P 400 Managed Risk	0.45%
S&P 500 Managed Risk	0.35
S&P 600 Managed Risk	0.45
S&P International Managed Risk	0.50

From time to time, TAM may waive all or a portion of its management fee. TAM pays all expenses of each Fund other than the investment management fee, distribution fee pursuant to each Fund’s distribution and service plan, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses and other extraordinary expenses. TAM also currently pays fees and expenses of the Trust’s chief compliance officer fees, independent trustee fees (including any trustee counsel fees); however, these fees may be charged to each Fund in the future.

Distribution and Service Fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with Foreside Fund Services, LLC as the Funds’ distributor.

The Distributor will not distribute Fund shares in less than creation units, and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

Payments at an annual rate of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of capital shares. No payments, pursuant to the Distribution Plan, will be made through at least the first 12 months of operation. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended December 31, 2017.

9. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2017, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

Fund	Purchases of Securities	Sales/Maturities of Securities
S&P 400 Managed Risk	$5,863,488	$6,020,265
S&P 500 Managed Risk	6,023,150	6,329,487
S&P 600 Managed Risk	10,181,830	11,189,269
S&P International Managed Risk	13,854,628	6,330,239

For the period ended December 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales are as follows:

Fund	Purchases of Securities	Sales/Maturities of Securities
S&P 400 Managed Risk	$130,048,102	$8,992,707
S&P 500 Managed Risk	391,932,344	6,957,065
S&P 600 Managed Risk	61,072,452	6,456,116
S&P International Managed Risk	220,767,732	—

10. CAPITAL SHARE TRANSACTIONS

The Funds will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in each Fund’s Underlying Index.

Individual capital shares may only be purchased and sold on a national securities exchange, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because capital shares trade at market prices rather than at NAV,

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

10. CAPITAL SHARE TRANSACTIONS (continued)

capital shares may trade at a price greater than NAV (premium) or less than NAV (discount). Transactions in capital shares for each Fund are disclosed in detail within the Statements of Changes in Net Assets.

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, futures contracts mark to market, and passive foreign investment company inclusions. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to exclusion of baskets such as wash sales reversals, real estate investment trust and non-real estate investment trust adjustments, distribution re-designations, redemptions in-kind, foreign currency gains and losses, passive foreign investment company gains and losses, equalization, and distributions in excess of current earnings. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:

Fund	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
S&P 400 Managed Risk	$664,733	$39,549	$(704,282)
S&P 500 Managed Risk	469,691	83,881	(553,572)
S&P 600 Managed Risk	595,076	7,710	(602,786)
S&P International Managed Risk	—	7,372	(7,372)

As of December 31, 2017, the approximate cost for U.S. federal income tax purposes, the aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of investment securities (including securities sold short, if any), and the net unrealized appreciation (depreciation) of derivatives were as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation/ (Depreciation)
S&P 400 Managed Risk	$125,036,338	$13,046,368	$(2,457,923)	$10,588,445
S&P 500 Managed Risk	385,695,094	37,627,230	(6,841,852)	30,785,378
S&P 600 Managed Risk	57,012,598	6,385,490	(1,473,622)	4,911,868
S&P International Managed Risk	232,832,440	18,152,272	(3,983,720)	14,168,552

As of December 31, 2017, the Funds had no capital loss carryforwards available to offset future realized gains.

The tax character of distributions paid may differ from the character of distributions shown within the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2017 is listed below.

	2017 Distributions Paid From
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
S&P 400 Managed Risk	$768,934	$38,277	$—
S&P 500 Managed Risk	2,667,885	113,924	—
S&P 600 Managed Risk	402,533	18,194	—
S&P International Managed Risk	1,565,012	27,848	—

Transamerica ETF Trust	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2017

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of December 31, 2017, the tax basis components of distributable earnings are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Capital Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
S&P 400 Managed Risk	$—	$—	$—	$—	$(42,890)	$—	$10,588,445
S&P 500 Managed Risk	—	—	43,949	—	—	—	30,785,378
S&P 600 Managed Risk	31,034	—	—	—	—	—	4,911,868
S&P International Managed Risk	246,208	—	52,703	—	—	—	14,176,215

Transamerica ETF Trust	Annual Report 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Transamerica ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Transamerica ETF Trust (the “Trust”) (comprising DeltaShares S&P 400 Managed Risk ETF, DeltaShares S&P 500 Managed Risk ETF, DeltaShares S&P 600 Managed Risk ETF and DeltaShares S&P International Managed Risk ETF) (collectively referred to as the “Funds”), as of December 31, 2017, and the related statements of operations, changes in net assets and the financial highlights for the period from July 31, 2017 (commencement of operations) through December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds, the four portfolios constituting Transamerica ETF Trust, at December 31, 2017, and the results of their operations, the changes in their net assets, and their financial highlights for the period from July 31, 2017 to December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.

We have served as the auditor of one or more Transamerica investment companies since 1995.

Boston, Massachusetts

February 26, 2018

Transamerica ETF Trust	Annual Report 2017

SUPPLEMENTAL INFORMATION

(unaudited)

TAX INFORMATION

For dividends paid during the year ended December 31, 2017, the Funds designated the following maximum amounts of qualified dividend income:

Fund	Qualified Dividend Income
S&P 400 Managed Risk	$684,433
S&P 500 Managed Risk	3,033,889
S&P 600 Managed Risk	257,496
S&P International Managed Risk	1,594,582

For corporate shareholders, investment income (dividend income plus short-term gains, if any) which qualifies for the maximum dividends received deductions are as follows:

Fund	Dividend Received Deduction Percentage
S&P 400 Managed Risk	91.17%
S&P 500 Managed Risk	100.00
S&P 600 Managed Risk	54.10

For tax purposes, the long-term capital gain designations for the year ended December 31, 2017 are as follows:

Fund	Long-Term Capital Gain Designation
S&P 400 Managed Risk	$38,277
S&P 500 Managed Risk	113,924
S&P 600 Managed Risk	18,194
S&P International Managed Risk	27,848

The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:

Fund	Foreign Source Income	Foreign Taxes
S&P International Managed Risk	$1,863,506	$116,886

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

Transamerica ETF Trust	Annual Report 2017

DeltaShares S&P 500 Managed Risk ETF

DeltaShares S&P 400 Managed Risk ETF

DeltaShares S&P 600 Managed Risk ETF

DeltaShares S&P International Managed Risk ETF

Approval of the Management Agreement and Investment Sub-Advisory Agreement

(unaudited)

At a meeting of the Board of Trustees of Transamerica ETF Trust (the “Board” or the “Trustees”) held on July 14, 2017, the Board considered the approval of (1) the appointment of Transamerica Asset Management, Inc. (“TAM” or the “Manager”) as investment manager and a Management Agreement between TAM and Transamerica ETF Trust (the “Trust”) with respect to the DeltaShares S&P 500 Managed Risk ETF, DeltaShares S&P 400 Managed Risk ETF, DeltaShares S&P 600 Managed Risk ETF, and DeltaShares S&P International Managed Risk ETF (the “Initial Series” or the “Funds”), and (2) the appointment of Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) as investment sub-adviser and an Investment Sub-Advisory Agreement between Milliman and TAM with respect to the Funds. The Board considered the Management Agreement and the Investment Sub-Advisory Agreement (the “Agreements”) and the engagement of the Manager and the Sub-Adviser separately, although the factors for consideration were similar. To assist the Trustees in their consideration of the Agreements, the Trustees through counsel requested and received from TAM and Milliman substantial materials and information in advance of the Meeting. In considering the proposed approval of the Agreements for an initial two-year period, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, and their own business judgment, to be relevant, and then made decisions in their business judgment. The Trustees based their decisions on the following considerations, among others, although they did not identify any particular consideration or information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided, including investment performance. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Milliman. The Board considered the proposed investment strategies and approach for each Initial Series; the experience, capability and integrity of TAM and Milliman’s respective senior management; the financial resources of TAM and Milliman; the continuous and regular management and services to be provided by TAM and Milliman and the risks assumed and borne; the professional qualifications of the portfolio management team of Milliman; and Milliman’s expertise with managed risk strategies. The Board also considered the management services to be provided by TAM for the portion of the management fee it will retain for the Initial Series. The Board noted that these services include, among others, the services TAM provides in the form of oversight of the services provided by the Funds’ custodian, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board also noted that TAM, as a “manager of managers,” would provide selection, oversight and monitoring of the Initial Series’ sub-adviser. The Board considered that TAM’s management services also would include, among other things, the provision of supervisory, compliance and administrative services to each Initial Series.

The Board recognized that the Initial Series were not yet operational and therefore had no historical performance for the Board to review. However, the Board considered back-tested performance results of the strategies, which, subject to a number of limitations, showed how each of the Initial Series would have performed if it had been operating in the past. The back-tested results showed that the performance of the Initial Series compared favorably against certain benchmarks over various periods and that the Initial Series would have achieved their stated objectives of tracking the investment results, before fees and expenses, of the corresponding underlying index. The Board noted the back-tested performance of the Initial Series also compared favorably against a peer group of risk managed funds over various periods. On the basis of this information and the Board’s assessment of the nature, extent and quality of management services to be provided by TAM and sub-advisory services to be provided by Milliman, the Board concluded that TAM and Milliman were capable of generating a level of investment performance that is appropriate in light of the Initial Series’ proposed investment objectives, policies and strategies. The Board also determined that TAM and Milliman could provide investment and related services that are appropriate in scope and extent in light of the Initial Series’ operations, the competitive landscape of the investment company business and investor needs.

Management fees, sub-advisory fees and total expense ratios. The Board considered the proposed management and sub-advisory fees and anticipated total expense ratios of each Initial Series, including information comparing the management fee and total expense ratio of each Initial Series to the management fees and total expense ratios of comparable investment companies. The Board noted that the fee TAM would receive is known as a “unitary” fee, meaning that TAM would be responsible for all expenses of the Initial Series other than those expenses specifically excluded in the Management Agreement. The Board noted the advisory fee for the DeltaShares S&P 500 Managed Risk ETF was lower than the advisory fees for the DeltaShares S&P 400 Managed Risk ETF and DeltaShares S&P 600 Managed Risk ETF. The TAM representatives noted that the advisory fee for the DeltaShares S&P 500 Managed Risk ETF was intentionally priced lower and TAM was willing to accept lower profits for competitive purposes. The TAM representatives also noted that the DeltaShares S&P 400 Managed Risk ETF and DeltaShares S&P 600 Managed Risk ETF would involve more attention to valuation, which was considered when determining the advisory fee. The Board then discussed potential conflicts that may arise under the fee structure and the mitigation and monitoring of those conflicts. The Board considered information provided by Morningstar and

Transamerica ETF Trust	Annual Report 2017

DeltaShares S&P 500 Managed Risk ETF

DeltaShares S&P 400 Managed Risk ETF

DeltaShares S&P 600 Managed Risk ETF

DeltaShares S&P International Managed Risk ETF

Approval of the Management Agreement and Investment Sub-Advisory Agreement (continued)

(unaudited)

Lipper comparing the unitary fee of each Initial Series to peer expense universes. The Board observed, among other things, that the proposed unitary fees for each Initial Series were above the median net expense ratios for the corresponding Morningstar and Lipper peer expense universes. In considering the reasonableness of the proposed unitary fees, the Board noted the unique investment strategies of the Initial Series, specifically the managed risk strategy which was the basis for the underlying indexes. The Board also noted that because the underlying indexes and, therefore, the Initial Series potentially rebalance on a daily basis, the advisory services provided to the Initial Series may be more involved than those provided to other passive ETFs that rebalance less frequently.

On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Milliman under the Agreements were reasonable in light of the services to be provided and the risks to be borne by TAM and Milliman, respectively.

The cost of advisory services provided and the level of profitability. The Board noted that the Initial Series were not yet operational and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing other services to the Initial Series by TAM and its affiliates. The Board also noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Milliman. The Board considered projected profitability information for TAM and its affiliates with respect to each Initial Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with each Initial Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Initial Series grow. The Board evaluated the extent to which the management fees payable under the Agreements reflect economies of scale or will permit economies of scale to be realized in the future. The Board noted that, in the future, they would have the opportunity to periodically reexamine the appropriateness of management fees payable to TAM and sub-advisory fees payable by TAM to Milliman.

Benefits to TAM, its affiliates or Milliman and its affiliates from their relationship with the Initial Series. The Board considered other benefits derived by TAM, its affiliates, and/or Milliman from their relationships with the Initial Series. The Board noted that TAM would not realize soft dollar benefits from its relationships with the Initial Series, but that Milliman could engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also considered benefits to TAM and Milliman of investments in the Initial Series by other funds they manage or sub-advise. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

Other considerations. The Board considered the investment objective and strategy of each Initial Series, including its innovative nature, and noted that TAM believed that the Initial Series would enhance TAM’s product line-up. The Board noted that TAM had made a substantial commitment to the development of the strategy represented by the Initial Series and to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage each Initial Series in a professional manner that is consistent with the best interests of each Initial Series and its respective shareholders. In this regard, the Board favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the sub-advisory activities of Milliman. The Board also noted that TAM had made a significant entrepreneurial commitment to the development, management and success of the Initial Series and assumed commensurate risk.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Agreements evidenced substantial due diligence, arm’s length negotiation, and were consistent with the interests of the Initial Series and investors.

Transamerica ETF Trust	Annual Report 2017

Management of the Trust

Board Members and Officers

(unaudited)

The members of the Board (“Board Members”) and executive officers of each Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of each Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of each Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”); (ii) Transamerica Series Trust (“TST”); (iii) Transamerica ETF Trust (“TET”) and (iv) Transamerica Asset Allocation Variable Funds (“TAAVF”). The Transamerica Fund Family consists of 136 funds as of the date of this annual report. The Independent Board Members do not govern TF, TST and TAAVF, they are overseen by a separate Board of Trustees.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.

The Board Members, their age, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period) the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2017

Chairman of the Board, President and Chief Executive Officer, TF, TST, and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014 – 2018)

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

136

Director, Massachusetts Fidelity Trust Company (2014 – present);

Director, Aegon Global Funds (since 2016)

Director, Akaan-Aegon S.A.P.I. de C.V. (financial services joint venture in Mexico) (2017 – Present)

Transamerica ETF Trust	Annual Report 2017

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS — continued
Marijn P. Smit (continued)

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

Vice President, Transamerica Life Insurance Company (2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016);

Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

INDEPENDENT BOARD MEMBERS
James S. Parsons (60)	Trustee	Since 2017	Retired (2009 – present);	5	Director, Velocity Shares (2011 – 2014)
Francis J. Enderle (52)	Trustee	Since 2017	Consultant, Lattice Strategies/ Hartford Funds (2014 – Present)	5	Chair, BlackRock Canada Independent Review Committee (2010 – 2017) Director, WineInStyle (Japan) (2006 – 2017)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica ETF Trust	Annual Report 2017

OFFICERS

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2017	See Table Above.
Tané T. Tyler (52)	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	Since 2017

Vice President, Associate General Counsel, Chief Legal Officer and Secretary, TF, TST, and TAAVF (2014 – present); TPP, TPFG and TPFG II (2014 – 2018);

Assistant General Counsel, Chief Legal Officer and Secretary, TIS (2014 – 2015);

Director (2014 – present), Assistant Secretary (2016 – present), Vice President, Secretary, Associate General Counsel and Chief Legal Officer (2014 – 2016), TAM;

Director, Associate General Counsel, Chief Legal Officer, Secretary and Vice President, TFS (2014 – Present);

Senior Vice President, Secretary and General Counsel, ALPS, Inc., ALPS Fund Services, Inc. and ALPS Distributors, Inc. (2004 – 2013); and

Secretary, Liberty All-Star Funds (2005 – 2013).

Christopher A. Staples (47)	Vice President and Chief Investment Officer	Since 2017

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), TF and TST; Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), TIS;

Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – Present); TPP, TPFG and TPFG II (2007 – 2018);

Vice President and Chief Investment Officer (2007 – 2010), Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – Present), Senior Vice President (2006 – Present), Senior Director, Investments (2016 – Present); Chief Investment Officer, Advisory Services (2012 – 2016), TAM;

Director, TFS (2005 – Present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Transamerica ETF Trust	Annual Report 2017

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas R. Wald (57)	Chief Investment Officer	Since 2017

Chief Investment Officer, TF, TST, and TAAVF (2014 – Present); TPP, TPFG and TPFG II (2014 – 2018);

Chief Investment Officer, TIS (2014 – 2015);

Senior Vice President and Chief Investment Officer, TAM (2014 – Present);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – Present);

Vice President and Client Portfolio Manager, Curian Capital, LLC (2012 – 2014);

Portfolio Manager, Tactical Allocation Group, LLC (2010 – 2011);

Mutual Fund Manager, Munder Capital Management (2005 – 2008); and

Mutual Fund Manager, Invesco Ltd. (1997 – 2004).

Vincent J. Toner (47)	Vice President and Treasurer	Since 2017

Vice President and Treasurer, TF, TST, and TAAVF (2014 – Present); TPP, TPFG and TPFG II (2014 – 2018);

Vice President and Treasurer, TIS (2014 – 2015);

Vice President and Treasurer (2016 – Present), Vice President, Administration and Treasurer (2014 – 2016), TAM;

Vice President, Administration and Treasurer, TFS (2014 – Present); Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman (2010 – 2014); and

Vice President, Fund Administration & Fund Accounting, OppenheimerFunds (2007 – 2010).

Scott M. Lenhart (56)	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2017

Chief Compliance Officer and Anti-Money Laundering Officer, TF, TST, and TAAVF (2014 – Present); TPP, TPFG and TPFG II (2014 – 2018);

Chief Compliance Officer and Anti-Money Laundering Officer, TIS (2014 – 2015);

Chief Compliance Officer and Anti-Money Laundering Officer (2014 – Present), Senior Compliance Officer (2008 – 2014), TAM;

Vice President and Chief Compliance Officer, TFS (2014 – present);

Director of Compliance, Transamerica Investments & Retirement (2014);

Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc. (1999 – 2006); and

Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989 – 1998).

*	Elected and serves at the pleasure of the Board of the Trust.

Transamerica ETF Trust	Annual Report 2017

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica ETF Trust’s proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-316-8077 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-316-8077; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.deltashares.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica ETF Trust’s Annual Report, the Transamerica ETF Trust’s Prospectus, and other required documents that keep you informed regarding your Funds. The Trust will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-316-8077, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Premium/Discount Information

Information about differences between the per share net asset value of each Fund and the closing price of shares of each Fund are available, without charge, at www.deltashares.com.

Transamerica ETF Trust	Annual Report 2017

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-316-8077 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica ETF Trust	Annual Report 2017

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

The Transamerica ETF Trust is advised by Transamerica Asset Management, Inc. and distributed by Foreside Fund Services, LLC.

25325_ARDSP0917

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that Francis J. Enderle is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Mr. Enderle is “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Enderle as “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon him any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon him as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

	Fiscal Year Ended 12/31 (in thousands)
	2017	2016(1)
(a) Audit Fees	$86	N/A
(b) Audit Related Fees(2)	$12	N/A
(c) Tax Fees(3)	$25	N/A
(d) All Other Fees(4)	$0	N/A

(1)	Because the Registrant commenced operations on July 31, 2017, there were no audit fees, audit related fees, tax fees or other fees for the fiscal year ended 2016.
(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the funds comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the Registrant.
(4)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal year ended 2017 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: James S. Parson and Francis J. Enderle.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 7, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	March 7, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer